UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Kenneth L. Greenberg, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square FundsSM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2006

Letter to Shareholders

Dear Shareholders:
We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square Fundssm during the one-year reporting period that ended December 31, 2006.
The Economy in Review
Economic data was mixed in 2006. We witnessed a strong economy in the first quarter, with real gross domestic product (“GDP”) growth of 5.6%. In addition, the labor markets continued to show signs of strong employment growth and fewer initial jobless claims. However, a variety of factors seem to have changed the U.S. economy from robust to one of slower growth. This slowdown was seen in several areas, including the housing market and manufacturing sector. The year ended stronger, with economic data coming in stronger than expected. The job market continued to show signs of strength as employers added 167,000 workers to payrolls in December with upward revisions to the prior months. During the month, the unemployment rate remained unchanged at 4.5%.
Money Market Review
The Federal Reserve Open Market Committee (the “FOMC”) continued with its tightening campaign in the first half of 2006 and raised the federal funds rate by 25 basis points at each of its first four meetings. This brought the federal funds rate to a five-year high in June. This tightening cycle ended in August after 17 consecutive 25 basis point increases as the FOMC left interest rates unchanged at 5.25%. The minutes from the December 12, 2006 FOMC meeting noted that its outlook regarding growth and inflation remained mostly unchanged, with the FOMC placing a little more emphasis on inflation rather than growth. We believe that the FOMC will reduce the federal funds rate in 2007, most likely at the beginning of the third quarter.
Strategy
Taxable—The taxable funds remained neutral for much of 2006. Due to the flat nature of the yield curve, we focused on purchasing securities primarily in the one- to three-month sector. We did make a tactical allocation on the longer end of the yield curve throughout the period as a hedge to continued FOMC pausing or easing. We believe the FOMC will remain unchanged until the end of the second quarter of 2007 and, given this assessment, we will look for value at the longer end of the yield curve. We intend to maintain the weighted average maturity in the 35 — 45 day range for our representative Fund, the Financial Square Money Market Fund.

Letter to Shareholders
(continued)

Tax Exempt—The tax-exempt fund remained neutral for much of 2006 and focused predominantly on the shorter end of the yield curve. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. In conjunction with the taxable funds, we were able to buy marginally in the one year sector when we saw the longer end of the curve adding value as a hedge to continued FOMC pausing or easing. We intend to maintain the weighted average maturity in the 15–25 day range.
Summary of Financial Square Funds Institutional
(“FST”) Shares* as of
December 31, 2006

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
Financial Square	Current	Effective	Current	Maturity
Funds	Yield	Yield	Yield	(days)

Prime Obligations	5.21%	5.34%	5.19%	40

Money Market	5.21	5.34	5.19	46

Treasury Obligations	4.94	5.06	5.07	17

Treasury Instruments	4.70	4.81	4.84	21

Government	5.18	5.32	5.17	24

Federal	5.08	5.21	5.07	40

Tax-Free Money Market	3.73	3.79	3.49	20

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, and the Service Shares pay 0.50% of the daily average net assets of the respective Shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds.
An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

Sector Allocations†
as of December 31, 2006

Taxable Funds

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	1.6%	—	—	—	—	—

Certificates of Deposit	4.6	0.1%	—	—	—	—

Certificates of Deposit — Eurodollar	—	4.4	—	—	—	—

Certificates of Deposit — Yankeedollar	—	10.7	—	—	—	—

Commercial Paper & Corporate Obligations	50.8	43.7	—	—	—	—

Master Demand Notes	3.7	3.1	—	—	—	—

Medium-Term Notes	1.1	1.2	—	—	—	—

Repurchase Agreements	8.4	7.5	100.1%	—	90.3%	—

Time Deposits	1.4	1.7	—	—	—	—

U.S. Government Agency Obligations	1.1	1.0	—	—	9.7	99.7%

U.S. Treasury Obligations	—	—	—	100.4%	—	—

Variable Rate Obligations	27.3	26.9	—	—	—	—

Tax-Exempt Fund

Tax-Free
Security Type	Money Market

Commercial Paper	5.4%

General Obligation Bond	0.2

Put Bonds	0.9

Revenue Anticipation Notes	0.1

Revenue Bonds	0.1

Tax and Revenue Anticipation Notes	3.6

Tax Anticipation Notes	0.7

Variable Rate Obligations	83.8

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.
In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.
Goldman Sachs Money Market Management Team
January 19, 2007

Sector Allocations†
as of December 31, 2005

Taxable Funds

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.9%	—	—	—	—	—

Certificates of Deposit	9.2	2.1%	—	—	—	—

Certificates of Deposit — Eurodollar	—	2.1	—	—	—	—

Certificates of Deposit — Yankeedollar	—	4.5	—	—	—	—

Commercial Paper & Corporate Obligations	34.7	34.0	—	—	—	—

Master Demand Notes	1.4	0.9	—	—	—	—

Repurchase Agreements	23.1	28.4	91.8%	—	61.9%	—

Time Deposits	0.8	—	—	—	—	—

U.S. Government Agency Obligations	5.9	7.6	—	—	38.1	110.1%

U.S. Treasury Obligations	—	—	8.4	100.2%	—	—

Variable Rate Obligations	24.0	20.4	—	—	—	—

Tax-Exempt Fund

Tax-Free
Security Type	Money Market

Commercial Paper	8.8%

Put Bonds	4.6

Revenue Anticipation Notes	0.5

Tax and Revenue Anticipation Notes	4.5

Tax Anticipation Notes	2.0

Variable Rate Obligations	81.1

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments

Financial Square Prime Obligations Fund
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—50.8%
Adirondack Corp.
$137,800,000	5.290%	01/11/2007	$137,597,510
75,000,000	5.300	01/23/2007	74,757,083
29,500,000	5.320	01/24/2007	29,399,733
77,000,000	5.320	01/25/2007	76,726,907
50,000,000	5.340	01/25/2007	49,822,000
38,000,000	5.320	01/26/2007	37,859,611
Altius I Funding Corp.
95,000,000	5.290	01/11/2007	94,860,403
44,000,000	5.290	01/17/2007	43,896,551
115,000,000	5.270	03/07/2007	113,905,743
Amstel Funding Corp.
150,506,000	5.255	02/05/2007	149,737,061
52,617,000	5.260	02/06/2007	52,340,235
100,000,000	5.210	04/17/2007	98,465,944
Amsterdam Funding Corp.
60,000,000	5.210	05/04/2007	58,931,950
Aspen Funding Corp.
90,000,000	5.260	01/18/2007	89,776,450
50,000,000	5.255	01/31/2007	49,781,042
100,000,000	5.260	02/20/2007	99,269,444
Atlantis One Funding Corp.
100,000,000	5.255	02/21/2007	99,255,542
85,000,000	5.240	03/01/2007	84,270,039
180,000,000	5.250	03/13/2007	178,136,250
Austra Corp.
50,000,000	5.290	01/03/2007	49,985,306
100,000,000	5.285	01/08/2007	99,897,236
150,000,000	5.310	01/08/2007	149,845,125
BA Credit Card Trust
90,000,000	5.270	02/16/2007	89,393,950
159,100,000	5.240	03/06/2007	157,617,895
167,350,000	5.240	03/07/2007	165,766,683
Bear Stearns & Cos., Inc.
75,000,000	5.350	01/02/2007	74,988,854
190,000,000	5.255	02/21/2007	188,585,529
Beta Finance Corp.
95,000,000	5.220	04/20/2007	93,498,525
Cancara Asset Securitization Ltd.
154,731,000	5.260	01/22/2007	154,256,234
44,300,000	5.260	01/24/2007	44,151,127
66,863,000	5.260	01/25/2007	66,628,534
76,110,000	5.260	01/29/2007	75,798,626
CC USA, Inc.
145,000,000	5.250	01/29/2007	144,407,917
61,325,000	5.270	01/29/2007	61,073,636
55,000,000	5.260	02/09/2007	54,686,592
75,000,000	5.260	02/12/2007	74,539,750
55,000,000	5.260	02/20/2007	54,598,194
60,000,000	5.250	02/28/2007	59,492,500
Chariot Funding LLC
26,632,000	5.300	01/04/2007	26,620,238
36,100,000	5.250	03/05/2007	35,768,331
Charta LLC
45,000,000	5.290	01/29/2007	44,814,850
65,000,000	5.270	02/07/2007	64,647,935
65,000,000	5.270	02/08/2007	64,638,419
75,000,000	5.250	03/13/2007	74,223,437
Citibank Credit Card Issuance Trust (Dakota Corp.)
230,000,000	5.270	01/22/2007	229,292,942
192,615,000	5.265	01/26/2007	191,910,751
48,725,000	5.270	02/14/2007	48,411,157
100,000,000	5.250	03/09/2007	99,022,917
Citigroup Funding, Inc.
125,000,000	5.300	01/09/2007	124,852,778
150,000,000	5.260	02/06/2007	149,211,000
Concord Minutemen Capital Co. LLC
103,214,000	5.270	01/19/2007	102,942,031
150,000,000	5.210	05/04/2007	147,329,875
140,000,000	5.190	05/24/2007	137,113,783
CRC Funding LLC
100,000,000	5.270	01/29/2007	99,590,111
125,000,000	5.255	01/30/2007	124,470,851
50,000,000	5.255	02/02/2007	49,766,444
100,000,000	5.270	02/07/2007	99,458,361
Curzon Funding LLC
55,000,000	5.260	02/01/2007	54,750,881
75,000,000	5.260	02/14/2007	74,517,833
52,000,000	5.260	02/15/2007	51,658,100
70,000,000	5.260	02/16/2007	69,529,522
100,000,000	5.260	02/20/2007	99,269,444
Davis Square Funding III (Delaware) Corp.
100,000,000	5.270	03/14/2007	98,946,000
Davis Square Funding IV (Delaware) Corp.
50,650,000	5.290	03/16/2007	50,099,238
Davis Square Funding V (Delaware) Corp.
50,000,000	5.270	03/06/2007	49,531,556
47,000,000	5.280	03/14/2007	46,503,680
78,000,000	5.280	03/16/2007	77,153,440
Davis Square Funding VI (Delaware) Corp.
135,000,000	5.290	02/22/2007	133,968,450
Dorada Finance, Inc.
221,000,000	5.250	01/29/2007	220,097,583
58,000,000	5.250	01/30/2007	57,754,708
FCAR Owner Trust I
90,000,000	5.290	01/12/2007	89,854,525
Fountain Square Commercial Funding Corp.
40,000,000	5.260	01/19/2007	39,894,800
25,000,000	5.260	01/26/2007	24,908,681
80,000,000	5.260	02/12/2007	79,509,067
63,700,000	5.260	02/28/2007	63,160,178

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
G Street Finance (Delaware) Corp.
$40,000,000	5.300%	01/23/2007	$39,870,444
120,000,000	5.320	01/25/2007	119,574,400
Galaxy Funding, Inc.
50,000,000	5.260	01/25/2007	49,824,667
60,000,000	5.260	02/15/2007	59,605,500
Galleon Capital Corp.
70,000,000	5.260	01/16/2007	69,846,583
122,291,000	5.260	01/18/2007	121,987,243
253,381,000	5.260	01/23/2007	252,566,521
75,000,000	5.260	02/05/2007	74,616,458
Gemini Securitization Corp.
75,000,000	5.260	01/22/2007	74,769,875
45,000,000	5.260	01/24/2007	44,848,775
50,000,000	5.260	02/13/2007	49,685,861
100,000,000	5.260	02/14/2007	99,357,111
25,000,000	5.260	02/22/2007	24,810,056
George Street Finance LLC
143,628,000	5.260	01/12/2007	143,397,158
50,000,000	5.290	01/12/2007	49,919,181
Grampian Funding LLC
100,000,000	5.290	02/07/2007	99,456,306
150,000,000	5.255	02/15/2007	149,014,687
Ivory Funding Corp.
20,000,000	5.260	01/09/2007	19,976,622
23,827,000	5.260	01/24/2007	23,746,928
35,905,000	5.260	01/29/2007	35,758,109
K2 (USA) LLC
73,400,000	5.260	02/08/2007	72,992,467
100,000,000	5.210	05/01/2007	98,263,333
44,000,000	5.210	05/08/2007	43,191,292
KLIO Funding Corp.
67,523,000	5.370	01/24/2007	67,291,340
27,969,000	5.240	03/07/2007	27,704,382
KLIO III Funding Corp.
60,000,000	5.360	01/26/2007	59,776,667
80,850,000	5.260	02/06/2007	80,424,729
28,743,000	5.240	03/07/2007	28,471,059
Lake Constance Funding Ltd.
60,000,000	5.285	01/08/2007	59,938,342
66,000,000	5.260	01/11/2007	65,903,567
20,000,000	5.260	01/30/2007	19,915,256
55,500,000	5.260	02/27/2007	55,037,777
22,000,000	5.210	05/09/2007	21,592,462
Landale Funding LLC
178,000,000	5.260	02/15/2007	176,829,650
265,000,000	5.250	03/12/2007	262,294,792
Legacy Capital Co. LLC
206,305,000	5.270	01/10/2007	206,033,193
101,860,000	5.270	01/17/2007	101,621,421
Lehman Brothers Holdings, Inc.
190,000,000	5.240	05/11/2007	186,404,778
Liberty Street Funding Corp.
117,862,000	5.320	01/02/2007	117,844,583
Mane Funding Corp.
65,424,000	5.380	01/03/2007	65,404,445
50,465,000	5.290	01/22/2007	50,309,273
60,000,000	5.260	01/23/2007	59,807,133
58,494,000	5.250	02/01/2007	58,229,558
35,000,000	5.260	02/16/2007	34,764,761
75,000,000	5.260	02/20/2007	74,452,083
37,524,000	5.250	03/06/2007	37,173,776
85,000,000	5.250	03/14/2007	84,107,500
75,000,000	5.270	03/20/2007	74,143,625
Newport Funding Corp.
70,000,000	5.260	01/18/2007	69,826,128
50,000,000	5.260	01/22/2007	49,846,583
180,000,000	5.260	01/31/2007	179,211,000
50,000,000	5.275	02/08/2007	49,721,597
75,000,000	5.260	02/23/2007	74,419,208
Nieuw Amsterdam Receivables Corp.
75,516,000	5.290	01/17/2007	75,338,453
96,328,000	5.260	01/23/2007	96,018,359
North Sea Funding LLC
99,632,000	5.260	01/25/2007	99,282,624
30,000,000	5.260	01/29/2007	29,877,267
95,129,000	5.260	02/15/2007	94,503,527
60,912,000	5.260	02/22/2007	60,449,204
60,000,000	5.260	03/01/2007	59,482,767
43,103,000	5.250	03/06/2007	42,700,705
Park Granada LLC
90,000,000	5.290	01/19/2007	89,761,950
Scaldis Capital LLC
60,000,000	5.260	01/25/2007	59,789,600
Sierra Madre Funding Ltd.
100,000,000	5.270	03/12/2007	98,975,278
50,000,000	5.270	03/14/2007	49,473,000
Simba Funding Corp.
80,000,000	5.260	01/29/2007	79,672,711
23,417,000	5.250	03/07/2007	23,195,026
150,000,000	5.250	03/13/2007	148,446,875
65,000,000	5.250	03/21/2007	64,251,146
77,174,000	5.275	03/26/2007	76,224,117
Solitaire Funding LLC
160,000,000	5.260	02/27/2007	158,667,467
50,000,000	5.250	03/12/2007	49,489,583
Thames Asset Global Securitization
50,000,000	5.265	01/05/2007	49,970,750
49,755,000	5.260	01/22/2007	49,602,335
49,154,000	5.260	01/30/2007	48,945,724
Three Pillars Funding LLC
54,698,000	5.260	01/22/2007	54,530,168

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Three Rivers Funding Corp.
$175,000,000	5.290%	01/03/2007	$174,948,569
Ticonderoga Funding LLC
125,000,000	5.270	01/31/2007	124,451,042
70,000,000	5.270	02/15/2007	69,538,875
Tulip Funding Corp.
132,000,000	5.380	01/29/2007	131,447,653
260,000,000	5.270	03/01/2007	257,754,394
United Parcel Service, Inc.
45,000,000	5.210	07/31/2007	43,625,863
Variable Funding Capital Corp.
100,000,000	5.290	01/02/2007	99,985,306
90,000,000	5.270	01/04/2007	89,960,475
Windmill Funding Corp.
20,000,000	5.210	05/04/2007	19,643,983

Total Commercial Paper and Corporate Obligations			$13,752,780,649

Bank Notes—1.6%
Bank of America Corp.
$200,000,000	5.650%	06/25/2007	$200,000,000
National City Bank
134,000,000	4.790	01/16/2007	134,000,000
100,000,000	5.060	02/26/2007	100,000,000

Total Bank Notes			$434,000,000

Certificates of Deposit—4.6%
Bank of New York
$170,000,000	5.320%	04/30/2007	$170,000,000
National City Bank
250,000,000	5.170	03/30/2007	250,000,000
Wells Fargo Bank
272,000,000	4.740	01/10/2007	272,000,000
98,000,000	4.780	01/24/2007	97,998,171
198,000,000	5.060	02/26/2007	198,000,000
147,000,000	5.600	07/19/2007	147,000,000
105,000,000	5.500	08/07/2007	105,000,000

Total Certificates of Deposit			$1,239,998,171

Master Demand Notes—3.7%
Bank of America Securities LLC
$365,000,000	5.383%	01/02/2007	$365,000,000
Merrill Lynch Mortgage Capital, Inc.
630,000,000	5.433	01/02/2007	630,000,000

Total Master Demand Notes			$995,000,000

Medium Term Note—1.1%
Wal-Mart Stores, Inc.
$285,000,000	5.502%	07/16/2007	$285,098,576

U.S. Government Agency Obligation—1.1%
Federal Home Loan Bank
$300,000,000	5.550%	08/08/2007	$299,964,000

Variable Rate Obligations(a)—27.3%
AIG Matched Funding Corp.
$190,000,000	5.320%	01/02/2007	$190,000,000
Allstate Life Global Funding II
140,000,000	5.309	01/11/2007	140,000,000
50,000,000	5.390	01/16/2007	50,000,000
70,000,000	5.440	01/16/2007	70,000,000
50,000,000	5.340	01/29/2007	50,000,000
American Express Bank FSB
100,000,000	5.320	01/08/2007	99,991,313
American Express Centurion Bank
100,000,000	5.320	01/05/2007	100,000,000
23,500,000	5.350	01/18/2007	23,505,445
60,000,000	5.320	01/22/2007	60,000,000
100,000,000	5.310	01/26/2007	100,000,000
American Express Credit Corp.
70,000,000	5.450	01/05/2007	70,000,000
100,000,000	5.310	01/09/2007	100,000,000
25,000,000	5.330	01/12/2007	25,000,684
Bank of America Corp.
250,000,000	5.300	01/23/2007	250,000,000
Bank of America NA
200,000,000	5.309	01/02/2007	200,000,000
Cancara Asset Securitization Ltd.
120,000,000	5.310	01/15/2007	119,999,520
Crown Point Capital Co. LLC
100,000,000	5.300	01/05/2007	99,999,755
230,000,000	5.300	03/08/2007	229,991,609
Eli Lilly Services, Inc.
49,992,000	5.339	01/02/2007	49,992,000
Fairway Finance Corp.
100,000,000	5.305	01/26/2007	99,998,042
Florida Hurricane Catastrophe Fund
200,000,000	5.360	01/16/2007	200,000,000
General Electric Capital Corp.
225,000,000	5.450	01/05/2007	225,002,813
156,000,000	5.475	01/09/2007	156,000,000
215,000,000	5.310	01/24/2007	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.479	01/02/2007	100,000,000
JPMorgan Chase & Co.
100,000,000	5.320	01/02/2007	100,000,000
Lehman Brothers Holdings, Inc.
145,000,000	5.475	02/20/2007	145,092,412
120,000,000	5.340	02/26/2007	120,000,000
Lexington Parker Capital Corp.
100,000,000	5.320	01/10/2007	99,999,818

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Merrill Lynch & Co., Inc.
$145,000,000	5.410%	01/04/2007	$145,000,000
50,000,000	5.495	01/09/2007	50,037,042
145,000,000	5.600	01/11/2007	145,000,000
100,000,000	5.360	01/16/2007	100,000,000
60,000,000	5.335	02/28/2007	60,000,000
MetLife, Inc.(b)
150,000,000	5.436	01/26/2007	150,000,000
190,000,000	5.421	02/22/2007	190,000,000
Metropolitan Life Global Funding I
85,000,000	5.450	01/29/2007	85,000,000
Monumental Life Insurance Co.(b)
120,000,000	5.500	01/02/2007	120,000,000
Morgan Stanley & Co.
215,000,000	5.363	01/02/2007	215,000,000
225,000,000	5.373	01/02/2007	225,000,000
485,000,000	5.383	01/02/2007	485,000,000
25,000,000	5.410	01/04/2007	25,000,000
151,042,000	5.512	01/12/2007	151,048,992
150,000,000	5.440	01/29/2007	150,000,000
National City Bank of Indiana
55,000,000	5.350	01/04/2007	54,999,911
New York Life Insurance Co.(b)
250,000,000	5.432	01/01/2007	250,000,000
75,000,000	5.432	03/16/2007	75,000,000
Pacific Life Global Funding
100,000,000	5.400	01/04/2007	100,000,000
Pacific Life Insurance Co.
50,000,000	5.400	01/16/2007	50,000,000
SunTrust Bank
80,000,000	5.319	01/02/2007	80,001,326
195,000,000	5.300	01/09/2007	194,997,964
Union Hamilton Special Funding LLC
155,000,000	5.364	03/28/2007	155,000,000
US Bank, NA
133,000,000	5.337	01/25/2007	132,999,261
Wachovia Asset Securitization, Inc.(b)
131,313,400	5.340	01/25/2007	131,313,400
Wachovia Bank NA
10,000,000	5.350	01/19/2007	10,002,338
347,500,000	5.350	03/05/2007	347,513,472
Wachovia Corp.
20,000,000	5.420	03/14/2007	20,008,368

Total Variable Rate Obligations			$7,387,495,485

Time Deposits—1.4%
SunTrust Banks, Inc.
$105,000,000	5.100%	01/02/2007	$105,000,000
Wells Fargo Bank
280,000,000	5.125	01/02/2007	280,000,000

Total Time Deposits			$385,000,000

Total Investments Before Repurchase Agreement			$24,785,336,881

Repurchase Agreements-Unaffiliated Issuers(c)—8.1%
Citigroup Global Markets, Inc.
$310,000,000	5.360%	01/02/2007	$310,000,000
Maturity Value: $310,184,622
310,000,000	5.400	01/02/2007	310,000,000
Maturity Value: $310,186,000
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $620,000,000, are collateralized by various corporate issues, 0.000% to 5.576%, due 02/25/2037 to 08/25/2046. The aggregate market value of the collateral, including accrued interest, was $650,999,999.
Joint Repurchase Agreement Account I
47,500,000	4.832	01/02/2007	47,500,000
Maturity Value: $47,525,502
Joint Repurchase Agreement Account II
924,900,000	5.292	01/02/2007	924,900,000
Maturity Value: $925,443,841
UBS Securities, LLC
100,000,000	5.320	01/02/2007	100,000,000
Maturity Value: $100,059,111
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 8.500%, due 02/01/2008 to 01/01/2036, Federal National Mortgage Association, 5.000% to 6.000%, due 07/01/2033 to 02/01/2046. The aggregate market value of the collateral, including accrued interest, was $102,003,696.
Wachovia Capital Markets
490,000,000	5.380	01/02/2007	490,000,000
Maturity Value: $490,292,911
Collateralized by various corporate issues, 0.000% to 9.727%, due 10/01/2009 to 05/15/2043. The aggregate market value of the collateral, including accrued interest, was $499,954,981.

Total Repurchase Agreements-Unaffiliated Issuers			$2,182,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreement-Affiliated Issuer(c)—0.3%
Goldman, Sachs & Co.
$100,000,000	5.340%	01/02/2007	$100,000,000
Maturity Value: $100,059,333
Collateralized by Federal National Mortgage Association 5.000%, due 02/01/2036. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

Total Investments—100.0%			$27,067,736,881

Other Assets in Excess of Liabilities			$12,151,874

Net Assets—100.0%			$27,079,888,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offered Rate, or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2006.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $866,313,400 or approximately 2.3% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 39.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—43.7%
Adirondack Corp.
$70,000,000	5.290%	01/11/2007	$69,897,139
35,000,000	5.300	01/23/2007	34,886,639
10,000,000	5.320	01/24/2007	9,966,011
28,000,000	5.320	01/25/2007	27,900,693
12,000,000	5.320	01/26/2007	11,955,667
Altius I Funding Corp.
30,000,000	5.290	01/11/2007	29,955,917
Amstel Funding Corp.
80,000,000	5.255	02/05/2007	79,591,278
50,000,000	5.210	04/17/2007	49,232,972
Amsterdam Funding Corp.
35,000,000	5.210	05/04/2007	34,376,971
Aspen Funding Corp.
25,000,000	5.265	01/05/2007	24,985,375
Atlantic Asset Securitization Corp.
36,821,000	5.275	03/20/2007	36,400,167
Atlantis One Funding Corp.
50,000,000	5.255	02/21/2007	49,627,771
51,427,000	5.240	03/01/2007	50,985,356
102,900,000	5.250	03/13/2007	101,834,556
Austra Corp.
29,300,000	5.290	01/03/2007	29,291,389
71,000,000	5.285	01/08/2007	70,927,038
70,000,000	5.310	01/08/2007	69,927,725
BA Credit Card Trust
35,000,000	5.280	01/23/2007	34,887,067
55,761,000	5.270	02/16/2007	55,385,512
90,000,000	5.240	03/06/2007	89,161,600
Beta Finance Corp.
12,000,000	5.260	02/08/2007	11,933,373
Cancara Asset Securitization Ltd.
84,479,000	5.280	01/05/2007	84,429,439
50,000,000	5.260	01/22/2007	49,846,583
CC USA, Inc.
29,000,000	5.260	02/09/2007	28,834,748
50,000,000	5.250	03/12/2007	49,489,583
Chariot Funding LLC
11,327,000	5.300	01/12/2007	11,308,657
Charta LLC
25,000,000	5.290	01/30/2007	24,893,465
25,000,000	5.270	02/01/2007	24,886,549
35,000,000	5.270	02/07/2007	34,810,426
35,000,000	5.270	02/08/2007	34,805,303
75,000,000	5.250	03/13/2007	74,223,437
Citibank Credit Card Issuance Trust (Dakota Corp.)
40,000,000	5.270	01/22/2007	39,877,033
100,000,000	5.265	01/26/2007	99,634,375
34,000,000	5.250	03/06/2007	33,682,667
80,000,000	5.250	03/09/2007	79,218,333
Citigroup Funding, Inc.
90,000,000	5.300	01/09/2007	89,894,000
50,000,000	5.260	02/06/2007	49,737,000
CRC Funding LLC
75,000,000	5.255	01/30/2007	74,682,510
Crown Point Capital Co. LLC
81,216,000	5.260	02/12/2007	80,717,604
Curzon Funding LLC
75,000,000	5.260	02/16/2007	74,495,917
Davis Square Funding III (Delaware) Corp.
61,822,000	5.270	03/14/2007	61,170,396
Davis Square Funding IV (Delaware) Corp.
45,000,000	5.290	03/13/2007	44,530,513
Davis Square Funding V (Delaware) Corp.
25,800,000	5.270	03/06/2007	25,558,283
25,000,000	5.280	03/14/2007	24,736,000
45,000,000	5.280	03/16/2007	44,511,600
Davis Square Funding VI (Delaware) Corp.
35,000,000	5.290	01/11/2007	34,948,569
70,000,000	5.290	02/22/2007	69,465,122
40,000,000	5.270	03/06/2007	39,625,244
Dorada Finance, Inc.
40,000,000	5.260	02/12/2007	39,754,533
50,000,000	5.260	02/20/2007	49,634,722
Fairway Finance Corp.
44,885,000	5.250	03/16/2007	44,400,616
Falcon Asset Securitization Corp.
189,164,000	5.340	01/22/2007	188,574,754
FCAR Owner Trust I
60,000,000	5.290	01/12/2007	59,903,017
G Street Finance (Delaware) Corp.
120,000,000	5.320	01/25/2007	119,574,400
Galleon Capital Corp.
40,000,000	5.260	01/16/2007	39,912,333
Gemini Securitization Corp.
20,000,000	5.260	01/31/2007	19,912,333
25,000,000	5.260	02/20/2007	24,817,361
25,000,000	5.260	02/28/2007	24,788,139
George Street Finance LLC
33,742,000	5.290	01/12/2007	33,687,460
German Residential Funding
140,000,000	5.280	01/23/2007	139,548,267
Grampian Funding LLC
50,000,000	5.290	02/07/2007	49,728,153
77,000,000	5.255	02/15/2007	76,494,206
118,800,000	5.270	03/22/2007	117,408,720
ING Bank NV
20,000,000	5.260	01/17/2007	19,953,244
50,000,000	5.260	01/25/2007	49,824,667
Irish Life & Permanent PLC
100,000,000	5.260	01/19/2007	99,737,000
40,000,000	5.260	01/22/2007	39,877,267
100,000,000	5.240	02/14/2007	99,359,556
100,000,000	5.240	02/15/2007	99,345,000
K2 (USA) LLC
25,000,000	5.260	02/05/2007	24,872,153
21,600,000	5.260	02/27/2007	21,420,108
21,700,000	5.260	03/01/2007	21,512,934
KLIO III Funding Corp.
40,000,000	5.370	01/23/2007	39,868,733
30,552,000	5.360	01/26/2007	30,438,279

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Lake Constance Funding Ltd.
$26,000,000	5.285%	01/08/2007	$25,973,281
Landale Funding LLC
233,431,000	5.250	03/12/2007	231,048,059
Legacy Capital Co. LLC
101,802,000	5.270	01/12/2007	101,638,070
Liberty Street Funding Corp.
75,000,000	5.320	01/02/2007	74,988,917
Mane Funding Corp.
38,920,000	5.260	01/23/2007	38,794,894
65,580,000	5.260	02/16/2007	65,139,230
30,417,000	5.260	02/20/2007	30,194,787
14,920,000	5.260	02/26/2007	14,797,921
53,927,000	5.250	03/14/2007	53,360,766
32,017,000	5.270	03/20/2007	31,651,419
Monument Gardens Funding
35,000,000	5.380	01/03/2007	34,989,539
70,000,000	5.370	01/04/2007	69,968,675
Nationwide Building Society
100,000,000	5.270	01/11/2007	99,853,611
36,600,000	5.270	01/19/2007	36,503,559
100,000,000	5.260	02/09/2007	99,430,167
40,000,000	5.290	02/15/2007	39,735,500
Newport Funding Corp.
25,000,000	5.265	01/05/2007	24,985,375
45,000,000	5.260	01/31/2007	44,802,750
25,000,000	5.275	03/21/2007	24,710,608
Nieuw Amsterdam Receivables Corp.
70,000,000	5.280	01/03/2007	69,979,467
Northern Rock PLC
63,000,000	5.260	01/30/2007	62,733,055
50,000,000	5.260	01/31/2007	49,780,833
Park Granada LLC
60,000,000	5.290	01/19/2007	59,841,300
Scaldis Capital LLC
23,000,000	5.250	03/12/2007	22,765,208
Sierra Madre Funding Ltd.
100,000,000	5.270	03/12/2007	98,975,278
50,000,000	5.270	03/14/2007	49,473,000
Simba Funding Corp.
53,230,000	5.260	01/29/2007	53,012,230
92,338,000	5.250	03/13/2007	91,381,917
35,000,000	5.250	03/21/2007	34,596,771
Solitaire Funding LLC
75,000,000	5.260	01/05/2007	74,956,167
25,000,000	5.260	02/13/2007	24,842,931
80,000,000	5.260	02/27/2007	79,333,733
50,000,000	5.250	03/12/2007	49,489,583
St George Bank Ltd.
150,000,000	5.270	01/25/2007	149,473,000
Thames Asset Global Securitization
49,755,000	5.260	01/22/2007	49,602,335
49,154,000	5.260	01/30/2007	48,945,724
86,425,000	5.250	03/12/2007	85,542,745
Three Rivers Funding Corp.
15,125,000	5.290	01/05/2007	15,116,110
52,434,000	5.300	01/09/2007	52,372,244
Ticonderoga Funding LLC
77,910,000	5.270	01/31/2007	77,567,845
46,181,000	5.270	02/15/2007	45,876,783
Tulip Funding Corp.
50,000,000	5.380	01/30/2007	49,783,306
Variable Funding Capital Corp.
60,000,000	5.300	01/09/2007	59,929,333
Westpac Banking Corp.
95,000,000	5.210	05/07/2007	93,267,675

Total Commercial Paper and Corporate Obligations			$6,622,677,228

Certificates of Deposit—0.1%
Alliance & Leicester PLC
$20,000,000	5.205%	03/30/2007	$20,000,232

Certificates of Deposit-Eurodollar—4.4%
Alliance & Leicester PLC
$83,000,000	4.750%	01/09/2007	$82,999,824
22,000,000	4.750	01/10/2007	22,000,000
Northern Rock PLC
150,000,000	5.340	01/31/2007	150,000,000
Societe Generale
80,000,000	5.200	03/30/2007	80,000,000
90,000,000	5.330	04/27/2007	90,000,000
75,000,000	5.510	08/03/2007	75,002,112
80,000,000	5.250	12/03/2007	80,000,000
79,000,000	5.300 (d)	01/03/2008	79,000,000

Total Certificates of Deposit-Eurodollar			$659,001,936

Certificates of Deposit-Yankeedollar—10.7%
Barclays Bank PLC
$100,000,000	5.330%	01/16/2007	$100,000,000
Calyon
125,000,000	5.400	06/04/2007	125,000,000
Credit Suisse First Boston, Inc.
60,000,000	4.800	01/12/2007	60,000,000
30,000,000	5.210	03/29/2007	30,000,000
75,000,000	5.620	07/18/2007	75,000,000
DePfa Bank PLC
280,000,000	5.360	01/16/2007	280,000,000
207,500,000	5.330	01/30/2007	207,500,000
Deutsche Bank AG
100,000,000	4.800	01/29/2007	100,000,000
70,000,000	5.090	02/27/2007	70,000,000
85,000,000	5.400	11/21/2007	85,000,000
Natexis Banques Populaires
33,000,000	5.090	02/14/2007	32,997,670
Norinchukin Bank NY
33,400,000	5.350	01/16/2007	33,399,945
55,000,000	5.390	01/19/2007	55,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
Norinchukin Bank NY (continued)
$65,000,000	5.350%	02/07/2007	$64,999,947
95,000,000	5.350	02/26/2007	95,000,000
70,000,000	5.350	02/27/2007	70,000,000
Societe Generale
94,000,000	5.350	10/09/2007	93,909,723
Westpac Banking Corp.
45,000,000	5.500	08/03/2007	44,995,121

Total Certificates of Deposit-Yankeedollar			$1,622,802,406

Master Demand Notes—3.1%
Bank of America Securities LLC
$125,000,000	5.383%	01/25/2007	$125,000,000
Merrill Lynch Mortgage Capital, Inc.
350,000,000	5.433	01/03/2007	350,000,000

Total Master Demand Notes			$475,000,000

Medium-Term Notes—1.2%
UBS AG Stamford
$85,000,000	5.400%	11/28/2007	$85,000,000
Wal-Mart Stores, Inc.
100,000,000	5.500	07/16/2007	100,034,588

Total Medium-Term Notes			$185,034,588

U.S. Government Agency Obligation—1.0%
Federal Home Loan Bank
$150,000,000	5.550%	08/08/2007	$149,982,000

Variable Rate Obligations(a)—26.9%
Allstate Life Global Funding II
$30,000,000	5.440%	01/16/2007	$30,000,000
American Express Bank FSB
39,000,000	5.310	01/26/2007	38,999,664
American Express Centurion Bank
50,000,000	5.320	01/05/2007	50,000,000
American Express Credit Corp.
74,000,000	5.450	01/05/2007	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.350	01/23/2007	32,000,000
Bank of Ireland
100,000,000	5.350	01/22/2007	100,000,000
Bank of Nova Scotia
175,000,000	5.285	01/22/2007	174,978,717
50,000,000	5.285	01/23/2007	49,997,981
Bank of The West San Francisco
75,000,000	5.340	01/17/2007	75,012,846
Barclays Bank PLC
90,000,000	5.295	01/04/2007	89,995,177
145,000,000	5.295	01/29/2007	144,997,933
BNP Paribas SA
193,000,000	5.310	01/03/2007	192,954,780
Caja Madrid
70,000,000	5.369	01/19/2007	70,000,000
Calyon
85,000,000	5.290	01/03/2007	84,980,753
50,000,000	5.300	03/13/2007	49,990,456
Canadian Imperial Bank of Commerce
101,000,000	5.432	01/02/2007	101,022,367
Commonwealth Bank of Australia
16,000,000	5.350	01/24/2007	16,000,000
Credit Agricole SA
75,000,000	5.344	01/23/2007	75,000,000
Credit Suisse First Boston, Inc.
85,000,000	5.342	01/12/2007	84,999,127
145,000,000	5.345	02/20/2007	145,000,000
Crown Point Capital Co. LLC
60,000,000	5.300	03/08/2007	59,997,812
DePfa Bank Europe PLC
50,000,000	5.400	03/15/2007	50,000,000
General Electric Capital Corp.
75,000,000	5.475	01/09/2007	75,000,000
German Residential Funding
117,000,000	5.330	01/22/2007	117,000,000
HBOS Treasury Services PLC
105,000,000	5.320	01/08/2007	105,000,000
125,000,000	5.320	01/09/2007	125,000,000
100,000,000	5.445	02/20/2007	100,019,206
Lehman Brothers Holdings, Inc.
50,000,000	5.340	02/26/2007	50,000,000
Lexington Parker Capital Corp.
50,000,000	5.320	01/10/2007	49,999,909
Metropolitan Life Global Funding I
40,000,000	5.440	01/16/2007	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	5.500	01/02/2007	80,000,000
Morgan Stanley
80,000,000	5.362	01/02/2007	80,000,000
25,000,000	5.410	01/04/2007	25,000,000
Natexis Banques Populaire
25,000,000	5.360	01/16/2007	25,000,000
125,000,000	5.365	02/09/2007	125,000,000
National Australia Bank Ltd.
160,000,000	5.320	01/08/2007	160,000,000
Nationwide Building Society
50,000,000	5.443	03/28/2007	50,000,000
New York Life Insurance Co.(b)
165,000,000	5.432	01/02/2007	165,000,000
Royal Bank of Scotland Group PLC
50,000,000	5.290	01/23/2007	49,998,284
Skandinaviska Enskilda Banken AB
70,000,000	5.308	01/04/2007	69,997,844
140,000,000	5.340	01/09/2007	140,000,000
Societe Generale
85,000,000	5.340	01/02/2007	85,000,000
35,000,000	5.295	01/22/2007	34,993,176
113,000,000	5.301	01/31/2007	112,989,162
Svenska Handelsbanken
100,000,000	5.320	01/22/2007	100,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Swedbank AB
$50,000,000	5.315%	03/15/2007	$49,993,112
Toyota Motor Credit Corp
100,000,000	5.290	01/02/2007	99,990,549
Union Hamilton Special Funding LLC
90,000,000	5.365	03/21/2007	90,000,000
Westpac Banking Corp. NY
75,000,000	5.330	01/08/2007	75,000,000
2,250,000	5.393	03/12/2007	2,250,000

Total Variable Rate Obligations			$4,072,158,855

Time Deposit—1.7%
Rabobank International
$251,500,000	5.220%	01/02/2007	$251,500,000

Total Investments Before Repurchase Agreement			$14,058,157,245

Repurchase Agreements-Unaffiliated Issuers(c)—6.8%
Citigroup Global Markets, Inc.
$110,000,000	5.360%	01/02/2007	$110,000,000
Maturity Value: $110,065,511
110,000,000	5.400	01/02/2007	110,000,000
Maturity Value: $110,066,000
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $220,000,000, are collateralized by Collateralized Mortgage Obligation, 6.000%, due 02/25/2037. The aggregate market value of the collateral, including accrued interest, was $231,000,000.
Joint Repurchase Agreement Account I
31,100,000	4.832	01/02/2007	31,100,000
Maturity Value: $31,116,697
Joint Repurchase Agreement Account II
393,000,000	5.292	01/02/2007	393,000,000
Maturity Value: $393,231,084
UBS Securities LLC
100,000,000	5.320	01/02/2007	100,000,000
Maturity Value: $100,059,111
Collateralized by Federal Home Loan Mortgage Corp., 6.000% to 6.500%, due 02/01/2036 to 10/01/2036 and Federal National Mortgage Association, 4.500% to 6.000% due 01/01/2018 to 04/01/2036. The aggregate market value of the collateral, including accrued interest, was $102,001,668.
Wachovia Capital Markets
290,000,000	5.380	01/02/2007	290,000,000
Maturity Value: $290,173,356
Collateralized by various corporate issues, 0.000%, due 12/15/2010 to 11/15/2048. The aggregate market value of the collateral, including accrued interest, was $304,499,996.

Total Repurchase Agreements-Unaffiliated Issuers			$1,034,100,000

Repurchase Agreement-Affiliated Issuer(c)—0.7%
Goldman, Sachs & Co.
$100,000,000	5.340%	01/02/2007	$100,000,000
Maturity Value: $100,059,333
Collateralized by Federal National Mortgage Association, 5.000%, due 02/01/2036. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

Total Investments—100.3%			$15,192,257,245

Liabilities in Excess of Other Assets—(0.3)%			$(38,829,637)

Net Assets—100.0%			$15,153,427,608

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security is based on the London Interbank Offering Rate or Federal Funds Rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $245,000,000 or approximately 1.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 39.
(d)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Obligations Fund
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(a)—100.1%
Bank of America Securities LLC
$62,500,000	5.270%	09/18/2007	$62,500,000
Maturity Value: $65,839,498
Dated: 09/18/2006
Collateralized by U.S. Treasury Notes, 1.625% to 3.625%, due 01/15/2008 to 01/15/2015. The aggregate market value of the collateral, including accrued interest, was $63,751,020.
Bank of America Securities LLC
174,000,000	5.190	04/24/2007	174,000,000
Maturity Value: $183,156,025
Dated: 04/24/2006
Collateralized by U.S. Treasury STRIPS, 0.000% to 4.875%, due 11/15/2007 to 11/15/2016. The aggregate market value of the collateral, including accrued interest, was $177,480,513.
Joint Repurchase Agreement Account I
6,317,200,000	4.832	01/02/2007	6,317,200,000
Maturity Value: $6,320,591,634
UBS Securities LLC
82,000,000	4.820	02/05/2007	82,000,000
Maturity Value: $85,963,379
Dated: 02/09/2006
Collateralized by U.S. Treasury Bonds, 7.250% to 13.250%, due 01/15/2014 to 05/15/2016 and U.S. Treasury Notes, 2.250% to 6.625% due 02/15/2007 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $83,640,285.
UBS Securities LLC
85,000,000	5.080	03/26/2007	85,000,000
Maturity Value: $89,341,987
Dated: 03/29/2006
Collateralized by U.S. Treasury Notes, 0.000% to 4.250%, due 01/15/2007 to 08/15/2014. The aggregate market value, including accrued interest, was $86,700,235.
UBS Securities LLC
61,000,000	5.320	08/13/2007	61,000,000
Maturity Value: $64,263,227
Dated: 08/16/2006
Collateralized by U.S. Treasury STRIPS, 11.75%, due 01/15/2014 and U.S. Treasury Notes, 5.500%, due 02/15/2008. The aggregate market value of the collateral, including accrued interest, was $62,221,666.
UBS Securities LLC
58,000,000	5.380	08/14/2007	58,000,000
Maturity Value: $61,163,740
Dated: 08/14/2006
Collateralized by U.S. Treasury Notes, 4.250% to 6.500%, due 02/15/2007 to 08/15/2013. The aggregate market value of the collateral, including accrued interest, was $59,164,523.
UBS Securities LLC
62,000,000	5.210	10/15/2007	62,000,000
Maturity Value: $65,266,092
Dated: 10/16/2006
Collateralized by U.S. Treasury Note, 4.250%, due 08/15/2014. The aggregate market value of the collateral, including accrued interest, was $63,243,049.

Total Investments—100.1%			$6,901,700,000

Liabilities in Excess of Other Assets—(0.1)%			$(4,046,734)

Net Assets—100.0%			$6,897,653,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 39.

Investment Abbreviations:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Instruments Fund
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.4%
United States Treasury Bills
$137,200,000	4.650%	01/04/2007	$137,146,835
250,000,000	4.680	01/04/2007	249,902,500
19,500,000	4.710	01/04/2007	19,492,346
250,000,000	4.720	01/04/2007	249,901,667
238,000,000	4.775	01/04/2007	237,905,296
238,000,000	4.780	01/04/2007	237,905,197
286,000,000	4.785	01/04/2007	285,885,957
205,300,000	4.795	01/04/2007	205,217,966
33,900,000	4.800	01/04/2007	33,886,440
400,000,000	4.745	01/11/2007	399,472,778
74,000,000	4.750	01/11/2007	73,902,361
50,000,000	4.760	01/11/2007	49,933,889
376,300,000	4.935	02/01/2007	374,700,882
140,900,000	4.985	02/01/2007	140,295,167
5,000,000	4.990	02/01/2007	4,978,515
450,000,000	4.905	03/01/2007	446,382,562
74,000,000	4.865	03/29/2007	73,129,976

Total Investments—100.4%			$3,220,040,334

Liabilities in Excess of Other Assets—(0.4)%			$(11,250,989)

Net Assets—100.0%			$3,208,789,345

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund
December 31, 2006

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—9.7%
Federal Home Loan Bank
$39,000,000	5.230	(a)%	01/04/2007	$38,996,357
85,000,000	5.550%		08/08/2007	84,989,800
Federal Home Loan Mortgage Corp.
40,000,000	3.750		03/15/2007	39,893,660
122,000,000	5.230	(a)	03/22/2007	121,980,386
15,000,000	4.500		04/18/2007	14,968,291
Federal National Mortgage Association
42,000,000	3.550		01/12/2007	41,983,364
33,600,000	4.000		02/28/2007	33,548,401
122,000,000	5.225	(a)	03/21/2007	121,977,727
9,590,000	5.250		04/15/2007	9,589,446

Total U.S. Government Agency Obligations				$507,927,432

Total Investments Before Repurchase Agreements				$507,927,432

Repurchase Agreements-Unaffiliated Issuers(b)—84.6%
Barclays Bank PLC
$100,000,000	5.300%		01/16/2007	$100,000,000
Maturity Value: $101,413,333
Dated: 10/12/2006
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 11/01/2036. The market value of the collateral, including accrued interest, was $103,000,000.
Barclays Bank PLC
180,000,000	5.300		01/24/2007	180,000,000
Maturity Value: $182,544,000
Dated: 10/20/2006
Collateralized by Federal National Mortgage Association 4.500% to 5.000%, due 07/01/2020 to 05/01/2033 and Government National Mortgage Association, 5.000% to 6.500%, due 03/15/2035 to 12/15/2036. The aggregate market value of the collateral, including accrued interest, was $185,399,994.
Barclays Bank PLC
50,000,000	5.300		01/25/2007	50,000,000
Maturity Value: $50,691,944
Dated: 10/23/2006
Collateralized by Government National Mortgage Association, 5.500% to 7.000%, due 12/15/2033 to 12/15/2036. The aggregate market value of the collateral, including accrued interest, was $51,499,995.
Barclays Bank PLC
$250,000,000	5.300		01/31/2007	$250,000,000
Maturity Value: $253,533,333
Dated: 10/27/2006
Collateralized by Government National Mortgage Association, 5.500% to 6.000%, due 12/15/2033 to 06/15/2036 and Federal National Mortgage Association, 5.000% to 6.000%, due 03/01/2036 to 01/01/2037. The aggregate market value of the collateral, including accrued interest, was $257,499,995.
Barclays Bank PLC
125,000,000	5.300		02/12/2007	125,000,000
Maturity Value: $126,766,667
Dated: 11/08/2006
Collateralized by Federal National Mortgage Association, 4.500% to 5.000%, due 11/01/2020 to 12/15/2036 and Government National Mortgage Association, 5.500% to 7.500%, due 08/15/2033 to 12/15/2036. The aggregate market value of the collateral, including accrued interest, was $128,749,992.
Barclays Bank PLC
100,000,000	5.300		02/15/2007	100,000,000
Maturity Value: $101,383,889
Dated: 11/13/2006
Collateralized by Federal Home Loan Mortgage Corporation, 5.000%, due 11/01/2036. The market value of the collateral, including accrued interest, was $103,000,000.
Deutsche Bank Securities, Inc.
70,000,000	5.560		07/17/2007	70,000,000
Maturity Value: $73,946,056
Dated: 07/17/2006
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.000%, due 02/01/2015 to 09/01/2036. The aggregate market value of the collateral, including accrued interest, was $72,099,965.
Joint Repurchase Agreement Account I
10,200,000	4.832		01/02/2007	10,200,000
Maturity Value: $10,205,476
Joint Repurchase Agreement Account II
3,180,000,000	5.292		01/02/2007	3,180,000,000
Maturity Value: $3,181,869,840
UBS Securities LLC
300,000,000	5.320		01/02/2007	300,000,000
Maturity Value: $300,177,333
Collateralized by Federal Home Loan Mortgage Corporation, 0.000% to 6.120%, due 04/15/2019 to 11/15/2036 and Federal National Mortgage Association, 5.500% to 6.000%, due 04/25/2030 to 03/25/2036 and Government National Mortgage Association, 5.000% due 05/20/2032. The aggregate market value of the collateral, including accrued interest, was $306,004,166.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers (continued)
UBS Securities LLC
$40,000,000	5.450%	08/01/2007	$40,000,000
Maturity Value: $42,210,278
Dated: 08/01/2006
Collateralized by Federal National Mortgage Association, 5.500%, due 04/01/2017 and Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 09/01/2026 to 02/01/2036. The aggregate market value of the collateral, including accrued interest, was $40,746,313.
UBS Securities LLC
50,000,000	5.290	10/12/2007	50,000,000
Maturity Value: $52,674,389
Dated: 10/13/2006
Collateralized by Federal National Mortgage Association, 5.000% to 7.500%, due 08/01/2032 to 01/01/2036 and Federal Home Loan Mortgage Corp., 6.000%, due 09/01/2026. The aggregate market value of the collateral, including accrued interest, was $51,006,013.

Total Repurchase Agreements-Unaffiliated Issuers			$4,455,200,000

Repurchase Agreement-Affiliated Issuer(b)—5.7%
Goldman, Sachs & Co.
$300,000,000	5.340%	01/02/2007	$300,000,000
Maturity Value: $300,178,000
Dated: 12/29/2006
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 05/01/2018 to 12/01/2036. The aggregate market value of the collateral, including accrued interest, was $308,999,999.

Total Investments—100.0%			$5,263,127,432

Other Assets in Excess of Liabilities			$200,284

Net Assets—100.0%			$5,263,327,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on London Interbank Offering Rate or Federal Funds Rate.
(b)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 39.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund
December 31, 2006

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.7%
Federal Farm Credit Bank
$80,000,000	5.219	%(a)	01/01/2007	$79,996,742
75,000,000	5.239	(a)	01/01/2007	74,997,499
123,900,000	5.210	(a)	01/02/2007	123,863,368
85,000,000	5.220	(a)	01/02/2007	84,976,824
120,000,000	5.230	(a)	01/02/2007	119,985,846
116,000,000	5.230	(a)	01/02/2007	115,961,633
125,000,000	5.240	(a)	01/02/2007	124,962,875
35,000,000	5.270	(a)	01/02/2007	34,997,959
38,000,000	5.194	(a)	01/03/2007	37,991,670
85,000,000	5.210	(a)	01/03/2007	84,984,546
25,000,000	5.210	(a)	01/04/2007	24,992,274
35,000,000	5.265	(a)	01/04/2007	35,001,438
70,000,000	5.270	(a)	01/04/2007	69,998,238
148,000,000	5.220	(a)	01/05/2007	147,992,732
100,000,000	5.140		01/08/2007	99,900,056
40,000,000	5.250	(a)	01/11/2007	40,005,103
100,000,000	5.260	(a)	01/11/2007	100,000,000
85,000,000	5.215	(a)	01/13/2007	84,968,189
40,000,000	5.210	(a)	01/14/2007	39,982,834
37,500,000	5.250	(a)	01/17/2007	37,499,210
18,000,000	5.290	(a)	01/17/2007	18,000,221
37,500,000	5.250	(a)	01/20/2007	37,498,927
20,000,000	5.300	(a)	01/20/2007	20,015,488
110,000,000	5.270	(a)	01/22/2007	109,998,257
150,000,000	5.200	(a)	01/23/2007	149,942,072
20,000,000	5.240	(a)	01/23/2007	19,999,768
13,000,000	5.280	(a)	01/29/2007	12,999,805
50,000,000	5.226	(a)	03/24/2007	49,983,389
Federal Home Loan Bank
100,000,000	5.207	(a)	01/02/2007	99,950,926
41,000,000	5.220	(a)	01/02/2007	40,976,529
45,686,000	5.170		01/03/2007	45,672,878
450,000,000	5.210	(a)	01/03/2007	449,910,833
80,000,000	5.230	(a)	01/04/2007	79,992,527
49,200,000	5.130		01/05/2007	49,171,956
300,000,000	5.170		01/05/2007	299,827,667
390,000,000	5.230	(a)	01/06/2007	389,922,385
500,000,000	5.150		01/10/2007	499,356,250
215,000,000	5.155		01/10/2007	214,722,919
40,000,000	5.210	(a)	01/10/2007	39,972,850
200,000,000	5.210	(a)	01/10/2007	199,888,519
69,000,000	5.270		01/10/2007	68,909,093
628,700,000	5.160		01/12/2007	627,708,750
200,171,000	5.165		01/12/2007	199,855,091
205,000,000	5.199	(a)	01/16/2007	204,871,853
100,000,000	5.130		01/17/2007	99,772,000
5,900,000	5.140		01/17/2007	5,886,522
545,276,000	5.170		01/17/2007	544,023,077
40,000,000	3.500		01/18/2007	39,978,881
37,600,000	5.195		01/19/2007	37,502,334
122,526,000	5.200		01/19/2007	122,207,432
33,000,000	4.000		01/23/2007	32,983,725
15,000,000	4.625		01/23/2007	14,999,082
181,204,000	5.135		01/24/2007	180,609,525
107,800,000	5.140		01/24/2007	107,445,997
101,300,000	5.190		01/24/2007	100,964,106
161,000,000	5.135		01/26/2007	160,425,878
113,000,000	5.140		01/26/2007	112,596,653
28,300,000	4.625		01/30/2007	28,297,745
92,498,000	5.150		02/07/2007	92,008,403
111,288,000	5.145		02/09/2007	110,667,709
75,000,000	5.234	(a)	02/10/2007	74,982,486
86,000,000	5.145		02/14/2007	85,459,203
93,917,000	5.147		02/14/2007	93,326,189
57,335,000	4.875		02/15/2007	57,326,712
89,000,000	5.147		02/16/2007	88,414,615
255,350,000	5.145		02/21/2007	253,488,818
151,700,000	5.160		02/28/2007	150,438,867
410,000,000	5.190	(a)	02/28/2007	409,692,690
140,000,000	4.885		03/05/2007	139,933,425
66,900,000	5.125		03/09/2007	66,261,895
77,000,000	5.140		03/16/2007	76,186,452
320,000,000	5.205	(a)	03/19/2007	319,849,455
41,500,000	5.000		03/20/2007	41,481,545
200,000,000	5.155		03/23/2007	197,680,250
314,180,000	5.160		03/23/2007	310,532,370
27,040,000	4.250		04/16/2007	26,962,820
19,765,000	4.000		04/25/2007	19,689,030
42,000,000	5.125		06/01/2007	41,968,551
12,750,000	3.625		06/20/2007	12,640,920
44,600,000	4.625		07/16/2007	44,386,482
20,850,000	4.625		07/18/2007	20,752,545
64,135,000	5.500		07/20/2007	64,166,613
16,400,000	2.300		07/24/2007	16,116,243
135,000,000	5.550		08/08/2007	134,983,800
57,000,000	3.060		11/21/2007	55,966,659

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$35,000,000	3.085%	12/21/2007	$34,325,062
90,000,000	5.410	12/28/2007	90,000,000

Total Investments—99.7%			$10,209,590,755

Other Assets in Excess of Liabilities—0.3%			$25,995,951

Net Assets—100.0%			$10,235,586,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.5%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)(a)
$11,275,000	3.980%	01/03/2007	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/ VMIG1)
3,265,000	3.930	01/04/2007	3,265,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (SouthTrust Bank N.A. SPA) (A-1+/ P-1)
17,310,000	3.980	01/04/2007	17,310,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	4.000	01/02/2007	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
18,500,000	4.000	01/02/2007	18,500,000
Columbia Industrial Development Board Pollution Control Revenue VRDN RB Adjusted Refunding for Alabama Power Co. Project Series 1995-D (A-1/ VMIG1)
8,600,000	4.000	01/02/2007	8,600,000
Eclipse Funding Trust VRDN RB for Alabama State University Series 2006 (U.S. Bank) (A-1+)(b)
6,920,000	3.940	01/04/2007	6,920,000
Eclipse Funding Trust VRDN RB for Montgomery County Series 2006 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(b)
5,395,000	3.940	01/04/2007	5,395,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	4.000	01/04/2007	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/ VMIG1)
9,000,000	3.930	01/04/2007	9,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,500,000	3.970	01/04/2007	7,500,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1)
28,850,000	4.000	01/02/2007	28,850,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (b)
11,000,000	3.960	01/04/2007	11,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/ VMIG1)
5,800,000	3.940	01/03/2007	5,800,000
University of Alabama VRDN RB Series 2004 C (MBIA) (SouthTrust Bank N.A. SPA) (A-1+/ VMIG1)
10,000,000	3.940	01/04/2007	10,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/ VMIG1)
28,000,000	3.960	01/02/2007	28,000,000

			$187,765,000

Alaska—1.3%
ABN AMRO Munitops Certificates Trust VRDN RB for Alaska Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$8,100,000	3.960%	01/04/2007	$8,100,000
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-162 (FGIC) (Deutsche Bank AG LOC) (F1+)(b)
21,890,000	3.940	01/04/2007	21,890,000
Alaska State Housing Finance Corp VRDN RB Putters Series 2006-1519 (MBIA) (JPMorgan Chase & Co.) (VMIG1)(b)
8,180,000	3.970	01/04/2007	8,180,000
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/ VMIG1)
38,300,000	3.920	01/03/2007	38,300,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G.) (F1+)(b)
2,095,000	3.940	01/04/2007	2,095,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(b)
10,350,000	3.940	01/04/2007	10,350,000
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
9,985,000	3.940	01/04/2007	9,985,000

			$98,900,000

Arizona(b)—1.6%
ABN AMRO Munitops Certificate Trust VRDN RB for Arizona Non-AMT Trust Series 2005-54 (FGIC) (ABN AMRO Bank N.V.) (VMIG1)
$13,785,000	3.950%	01/04/2007	$13,785,000
Arizona School Facilities Board COPS VRDN Series 2006-1298 (FGIC) (JPMorgan Chase & Co. LOC) (A-1+)
7,750,000	3.970	01/04/2007	7,750,000
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2006-1539 (Morgan Stanley) (A-1)
23,360,000	3.850	01/04/2007	23,360,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)
5,145,000	3.950	01/04/2007	5,145,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)
4,330,000	3.970	01/04/2007	4,330,000
Eclipse Funding Trust VRDN RB for Phoenix Civic Improvement Corp. Series 2006-23 (FGIC) (U.S. Bank N.A. SPA) (VMIG1)
8,655,000	3.940	01/04/2007	8,655,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)
6,100,000	3.960	01/04/2007	6,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona(b) (continued)
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)
$10,875,000	3.960%	01/04/2007	$10,875,000
Salt River Project Agricultural Improvement & Power District VRDB RB Series 2006 (Morgan Stanley) (A-1)
6,850,000	3.950	01/04/2007	6,850,000
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A.) (A-1+)
16,500,000	3.960	01/04/2007	16,500,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank N.A.) (VMIG1)
7,440,000	3.950	01/04/2007	7,440,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)
4,845,000	3.950	01/04/2007	4,845,000
Scottsdale Municipal Property Corp. VRDN RB Floaters Series 2006-1523 (A-1+) (Rabobank)
9,580,000	3.950	01/04/2007	9,580,000

			$125,215,000

Arkansas(b)—0.2%
Eclipse Funding Trust VRDN RB for University of Arkansas Solar Eclipse Series 2006-26 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)
$11,340,000	3.940%	01/04/2007	$11,340,000
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley) (VMIG1)
4,396,000	3.950	01/04/2007	4,396,000

			$15,736,000

Colorado—1.1%
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
$7,030,000	3.910%	01/04/2007	$7,030,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
14,300,000	3.930	01/03/2007	14,300,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
11,445,000	3.950	01/03/2007	11,445,000
Colorado Springs VRDN RB for Colorado College Project Series 2004 (A-1+/ VMIG1)
8,645,000	3.910	01/04/2007	8,645,000
Colorado State TRANS General Funding (SP-1+)
13,000,000	4.500	06/27/2007	13,043,758
Eclipse Funding Trust VRDN RB for University of Colorado Series 2006-66 (FGIC) (U.S. Bank NA) (A-1+)(b)
21,595,000	3.940	01/04/2007	21,595,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Ambac) (Merrill Lynch Capital Services SPA) (A-1+)(b)
7,185,000	3.950	01/04/2007	7,185,000

			$83,243,758

Delaware—0.7%
Delaware Transportation Authority Motor Fuel Tax VRDN RB Series 2006 (Morgan Stanley) (A-1)(b)
$23,445,000	3.950%	01/04/2007	$23,445,000
Delaware Wastewater Municipal Trust Receipts VRDN RB Floater Trust Series 06K-97 Reg. D (MBIA) (Lehman Brothers) (VMIG1)(b)
6,355,000	4.030	01/03/2007	6,355,000
University of Delaware VRDN RB Series 1998 (Bank of America) (A-1+)
19,050,000	3.950	01/03/2007	19,050,000
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
5,210,000	4.000	01/02/2007	5,210,000

			$54,060,000

District Of Columbia—0.5%
District of Columbia GO TRANS (SP-1+/ MIG1)
$37,000,000	4.25%	09/28/2007	$37,199,800

Florida—2.6%
ABN AMRO Munitops Certificate Trust VRDN RB for Florida Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V.) (VMIG1)
$14,265,000	3.950%	01/04/2007	$14,265,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	3.930	01/03/2007	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
11,500,000	3.930	01/03/2007	11,500,000
Eclipse Funding Trust VRDN COPS for Orange County School Board Series 2006-30 (FGIC) (U.S. Bank N.A. SPA) (VMIG1)(b)
11,618,000	3.940	01/04/2007	11,618,000
Eclipse Funding Trust VRDN RB for Miami-Dade County Series 2006-0049 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(b)
5,765,000	3.940	01/04/2007	5,765,000
Eclipse Funding Trust VRDN RB Solar Eclipse Miami Dade County Transit Sales (XLCA) (U.S. Bank N.A.) (A-1+)(b)
18,665,000	3.930	01/04/2007	18,665,000
Florida State Board of Education GO VRD for Municipal Securities Trust Certificates 2006-7022 (Bear Stearns Capital Markets) (VMIG1)(b)
3,750,000	3.950	01/04/2007	3,750,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Bayerische Landesbank SPA)(b)
$26,850,000	3.960%	01/04/2007	$26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(b)
6,565,000	3.960	01/04/2007	6,565,000
Florida State Board of Education VRDN RB Floaters Series 2006-1316 (Morgan Stanley SPA) (A-1) (b)
5,803,500	3.950	01/04/2007	5,803,500
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,380,000	3.950	01/04/2007	8,380,000
Florida State Department of Environmental Protection Preservation VRDN RB for Putters Series 2006-1445 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(b)
5,610,000	3.970	01/04/2007	5,610,000
Florida State Education System Improvements VRDN RB Floaters Series 2006-1006 (FGIC) (Bank of New York SPA) (A-1+)(b)
6,990,000	3.950	01/04/2007	6,990,000
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley) (VMIG1)(b)
5,216,000	3.950	01/04/2007	5,216,000
Florida State VRDN RB Merlots Series 2005 A22 (Wachovia Bank N.A. SPA) (A-1+)(c)
32,395,000	3.650	05/16/2007	32,395,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/ VMIG1)
1,930,000	4.040	01/02/2007	1,930,000
Jacksonville Electric Authority Water and Sewer Series 2006 F (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
9,000,000	3.600	01/18/2007	9,000,000
Miami Dade County VRDN RB Eagle Series 2006-0106 Class A (FGIC) (Citibank, N.A.) (A-1+)(b)
4,950,000	3.960	01/04/2007	4,950,000
Tampa Bay Water Regional Water Supply Authority VRDN RB Putters Series 2006-1476 (FGIC) (JPMorgan Chase & Co.) (VMIG1)(b)
5,445,000	3.970	01/04/2007	5,445,000
Tampa Bay Water Utility System Revenue VRDN RB Merlots Series 2001 A130 (FGIC) (Wachovia Bank N.A.) (A-1+)(b)
5,650,000	3.950	01/03/2007	5,650,000

			$199,947,500

Georgia—2.1%
Appling County Development Authority VRDN PCRB Refunding for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/ VMIG1)
$1,900,000	3.990%	01/02/2007	$1,900,000
City of Atlanta GO VRDN Floating Rate Receipts Series 1999 SG-123 (FGIC) (Societe Generale LOC) (A-1+)(b)
9,845,000	3.940	01/04/2007	9,845,000
Cobb County Hospital Authority VRDN RB for Equipment Pool Project Certificates Series 2006 (SunTrust Bank LOC) (A-1+/ VMIG1)(b)
12,500,000	3.920	01/04/2007	12,500,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
7,530,000	3.990	01/02/2007	7,530,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
24,910,000	3.920	01/03/2007	24,910,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R 567 (Citibank N.A.) (VMIG1)(b)
3,135,000	3.950	01/04/2007	3,135,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens’ Health Care System Project Series 1998 B (SunTrust Bank LOC) (A-1+/ VMIG1)
10,215,000	3.910	01/03/2007	10,215,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(b)
22,655,000	3.940	01/04/2007	22,655,000
Eclipse Funding Trust VRDN RB Series 2006-0051 Solar Eclipse Fulton County Water & Sewer (FGIC) (U.S. Bank N.A.) (A-1+)(b)
4,295,000	3.940	01/04/2007	4,295,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/ VMIG1)
15,800,000	3.920	01/03/2007	15,800,000
Georgia State GO Series 2006 G (AAA/ Aaa)
5,260,000	5.000	10/01/2007	5,317,439
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas) (F1+)(b)
18,000,000	3.950	01/04/2007	18,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
14,760,000	3.960	01/04/2007	14,760,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
3,525,000	3.990	01/02/2007	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
2,785,000	4.040	01/02/2007	2,785,000

			$157,172,439

Hawaii(b)—0.4%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
$21,040,000	3.960%	01/04/2007	$21,040,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Hawaii(b) (continued)
Hawaii State VRDN RB P-Floats-PT 960 Series 2006 (FSA) (BNP Paribas) (F1+)
$5,900,000	3.940%	01/04/2007	$5,900,000

			$26,940,000

Idaho—0.1%
Idaho State TANS Series 2006 (SP-1+/ MIG1)
$8,000,000	4.500%	06/29/2007	$8,030,275

Illinois—12.3%
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Bank of New York SPA) (A-1) (b)
$9,310,000	3.950%	01/03/2007	$9,310,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(b)
16,470,000	3.940	01/04/2007	16,470,000
Chicago Board of Education GO VRDN Putters Series 2006-1470 (FSA) (JPMorgan Chase & Co.) (VMIG1)(b)
6,000,000	3.970	01/04/2007	6,000,000
Chicago Board of Education GO VRDN Putters Series 2006-1473 (FSA) (JPMorgan Chase & Co.) (VMIG1)(b)
16,375,000	3.970	01/04/2007	16,375,000
Chicago Board of Education GO VRDN Series 2005 D-2 (CIFG) (Depfa Bank PLC) (A-1+/ VMIG1)
37,350,000	4.000	01/02/2007	37,350,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+1)(b)
8,910,000	3.960	01/04/2007	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Bank of New York) (VMIG1)(b)
4,000,000	3.950	01/03/2007	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
8,095,000	3.950	01/03/2007	8,095,000
Chicago GO VRDN Putters Series 2006-1276 (FSA) (JPMorgan Chase & Co.) (A-1+)(b)
24,425,000	3.970	01/04/2007	24,425,000
Chicago GO VRDN Putters Series 2006-1278 (FSA) (JPMorgan Chase & Co.) (A-1+)(b)
19,790,000	3.970	01/04/2007	19,790,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/ VMIG1)
24,500,000	3.960	01/04/2007	24,500,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(b)
2,694,000	3.950	01/04/2007	2,694,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(b)
4,785,000	3.940	01/04/2007	4,785,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(b)
5,280,000	3.940	01/04/2007	5,280,000
Chicago GO VRDN UBS Municipal CRVS Floaters 2006-1 (FSA) (Landesbank Hessen-Thueringen LOC) (A-1) (b)
24,290,000	3.950	01/04/2007	24,290,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS RR-II-R 1075 Series 2006 (Citigroup) (VMIG1)(b)
4,095,000	3.950	01/04/2007	4,095,000
Chicago Park District GO VRDN Series 2006-1223 (FGIC) (JPMorgan Chase & Co. SPA) (F1+)(b)
5,975,000	3.970	01/04/2007	5,975,000
Chicago Sales Tax VRDN RB for Floating Rate Receipts Series 1999-131 SG (Societe Generale SPA) (A-1+)(b)
4,425,000	3.940	01/04/2007	4,425,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York) (VMIG1)(b)
8,240,000	3.950	01/03/2007	8,240,000
Chicago Water VRDN RB Putters Series 2006-1419 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(b)
5,325,000	3.970	01/04/2007	5,325,000
City of Chicago GO VRDN Putters Series 2006-1287 (FSA) (JPMorgan Chase & Co. LOC) (A-1+)(b)
6,500,000	3.970	01/04/2007	6,500,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
89,900,000	3.930	01/03/2007	89,900,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1+/ VMIG1)
11,500,000	4.000	01/04/2007	11,500,000
Cook County GO VRDN Putters Series 1313 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(b)
4,715,000	3.970	01/04/2007	4,715,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
14,360,000	3.960	01/04/2007	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	3.940	01/03/2007	4,500,000
Du Page County GO VRDN Forest Preservation District P-Floats-PT 3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(b)
11,545,000	3.950	01/04/2007	11,545,000
Eclipse Funding Trust GO VRDN for Chicago Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,245,000	3.940	01/04/2007	6,245,000
Eclipse Funding Trust VRDN RB Series 2006-007 Solar Eclipse Springfield Electric Revenue (MBIA) (U.S. Bank N.A.) (VMIG1)(b)
15,595,000	3.940	01/04/2007	15,595,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
7,600,000	3.930	01/04/2007	7,600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
$15,300,000	3.910%	01/04/2007	$15,300,000
Illinois Finance Authority VRDB RB for Northwestern Memorial Hospital Series 2006-2 B (UBS AG SPA) (A-1+/ VMIG1)
12,300,000	4.000	01/02/2007	12,300,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(b)
7,300,000	3.950	01/04/2007	7,300,000
Illinois Finance Authority VRDN RB Floaters Series 2006-2001 (Landesbank Hessen-Thueringen SPA) (A-1)(b)
14,000,000	3.960	01/04/2007	14,000,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc.) (A-1+)(b)
5,600,000	3.950	01/04/2007	5,600,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/ VMIG1)
8,760,000	3.940	01/04/2007	8,760,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
59,025,000	3.950	01/03/2007	59,025,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
40,425,000	3.950	01/03/2007	40,425,000
Illinois Health System Evanston Hospital CP Series 1995 A (A-1+/ VMIG1)
33,000,000	3.550	01/25/2007	33,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-11/ VMIG1)
8,000,000	3.600	01/18/2007	8,000,000
Illinois Health System Evanston Hospital CP Series 1987 E (A-11/ VMIG1)
17,000,000	3.570	03/01/2007	17,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (A-l+/VMIG-1)
46,000,000	3.620	04/05/2007	46,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)(b)
9,605,000	3.960	01/04/2007	9,605,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(b)
6,805,000	3.960	01/04/2007	6,805,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(b)
4,000,000	3.960	01/04/2007	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(b)
3,500,000	3.950	01/04/2007	3,500,000
Illinois State GO VRDN Merlots Series 2001 A124 (FGIC) (Wachovia Bank N.A.) (A-1+)(b)
5,340,000	3.950	01/03/2007	5,340,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
13,310,000	3.950	01/03/2007	13,310,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+) (b)
7,655,000	3.950	01/04/2007	7,655,000
Illinois State GO VRDN Putters Series 2004-636 (MBIA) (JPMorgan Chase & Co.) (VMIG1)(b)
25,000	3.970	01/04/2007	25,000
Illinois State GO VRDN ROCS RR-II-R 649 Series 2006 (Citibank N.A.) (VMIG1)(b)
10,045,000	3.950	01/04/2007	10,045,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A.) (F1+)(b)
4,795,000	3.950	01/04/2007	4,795,000
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A.) (F1+)(b)
4,395,000	3.950	01/04/2007	4,395,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
7,700,000	4.000	01/03/2007	7,700,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Bank of America) (A-1+)(b)
20,420,000	3.950	01/03/2007	20,420,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,900,000	3.950	01/04/2007	7,900,000
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank) (F1+)(b)
14,995,000	3.940	01/04/2007	14,995,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2006-1355 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(b)
8,215,000	3.970	01/04/2007	8,215,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Revenue VRDN RB Merlots Series 2000 VV (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
6,000,000	3.950	01/03/2007	6,000,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
6,500,000	3.960	01/04/2007	6,500,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local) (F1+)(b)
18,050,000	3.940	01/04/2007	18,050,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(b)
17,500,000	3.940	01/04/2007	17,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(b)
$19,205,000	3.960%	01/04/2007	$19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Bony SPA) (A-1+)(b)
4,915,000	3.950	01/03/2007	4,915,000
Regional Transportation Authority GO VRDN Merlots Series 2002 A41(FGIC) (Bank of New York N.A. SPA) (VMIG1)(b)
8,395,000	3.950	01/03/2007	8,395,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(b)
14,855,000	3.940	01/04/2007	14,855,000
Regional Transportation Authority RB Series 2004 A (AA+/ Aa2)
4,190,000	5.000	06/01/2007	4,211,530
Regional Transportation Authority VRDN RB P-Floats-PT 2886 Series 2005 (MBIA) (Dexia Credit Local) (F1+)(b)
5,960,000	3.940	01/04/2007	5,960,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(b)
5,900,000	3.940	01/04/2007	5,900,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005 119 (AMBAC) (BNP Paribas SPA) (VMIG1)(b)
9,310,000	3.910	01/04/2007	9,310,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(b)
2,496,500	3.950	01/04/2007	2,496,500

			$931,507,030

Indiana—1.9%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$7,020,000	3.960%	01/04/2007	$7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(b)
24,560,000	3.960	01/04/2007	24,560,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank) (A-1+) (b)
10,995,000	3.940	01/04/2007	10,995,000
Indiana Health & Educational Facilities Financing Authority VRDN RB ROCS RR-II-R 688 (Citibank N.A.) (VMIG1)(b)
15,950,000	3.950	01/04/2007	15,950,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Series 2001 A-2 (A-1+/ VMIG1)
10,000,000	3.620	06/01/2007	10,000,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank, N.A.) (VMIG1) (b)
5,295,000	3.950	01/04/2007	5,295,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(b)
19,800,000	3.960	01/04/2007	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+) (b)
12,915,000	3.960	01/04/2007	12,915,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(b)
5,105,000	3.950	01/03/2007	5,105,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(b)
4,288,500	3.950	01/04/2007	4,288,500
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
18,165,000	3.960	01/04/2007	18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(b)
4,240,000	3.920	01/04/2007	4,240,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(b)
5,185,000	3.940	01/04/2007	5,185,000

			$143,518,500

Iowa—0.9%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$2,400,000	3.950%	01/03/2007	$2,400,000
Eclipse Funding Trust VRDN RB Des Moines Metropolitan Wastewater Series 2006-0084 (MBIA) (U.S. Bank NA LOC) (A-1+)(b)
6,475,000	3.940	01/04/2007	6,475,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.910	01/04/2007	12,500,000
Iowa State TRANS (SP-1+/ MIG1)
28,000,000	4.250	06/29/2007	28,097,137
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
21,795,000	3.950	01/03/2007	21,795,000

			$71,267,137

Kansas(b)—0.3%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
$20,235,000	3.950%	01/04/2007	$20,235,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc.) (VMIG1)
5,675,000	3.950	01/04/2007	5,675,000

			$25,910,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky—0.8%
ABN AMRO Munitops Certificate Trust VRDN RB for Kentucky Non-AMT Series 2006-38 (AMBAC)(ABN AMRO Bank N.V. SPA) (F1+)(b)
$8,145,000	3.950%	01/04/2007	$8,145,000
Kentucky Asset/ Liability Commission General Funding TRANS Series 2006 (SP-1+/ MIG1)
17,500,000	4.500	06/28/2007	17,565,848
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006 A (Societe Generale SPA) (A-1+/ VMIG1)
18,939,000	4.000	01/02/2007	18,939,000
Kentucky Turnpike Authority Economic Development Road VRDN RB Floaters Series 2006-1374 (Morgan Stanley) (VMIG1)(b)
5,825,000	3.950	01/04/2007	5,825,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
2,500,000	3.960	01/04/2007	2,500,000
Louisville & Jefferson County Metropolitan Sewer District VRDN RB Floaters Series 2006-1517 (FGIC) (Morgan Stanley) (A-1)(b)
5,022,500	3.950	01/04/2007	5,022,500

			$57,997,348

Louisiana—1.5%
Louisiana GO VRDN Merlots Series 2006 C-04 (FSA) (Bank of New York, SPA) (A-1+)(b)
$5,600,000	3.950%	01/03/2007	$5,600,000
Louisiana GO VRDN Stars Certificate Series 2006-168 (CIFG) (BNP Paribas) (VMIG1)(b)
4,000,000	3.950	01/04/2007	4,000,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (VMIG1)
43,050,000	3.920	01/03/2007	43,050,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1997 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
8,800,000	4.000	01/02/2007	8,800,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+)
15,770,000	3.990	01/02/2007	15,770,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	3.930	01/03/2007	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	3.930	01/03/2007	16,600,000

			$113,320,000

Maryland(b)—0.4%
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)
$11,100,000	3.950%	01/04/2007	$11,100,000
Maryland State VRDN RB ROCS RR-II-R 9036 Series 2006 (Citigroup Financial Products) (VMIG1)
7,800,000	3.950	01/04/2007	7,800,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)
9,875,000	3.950	01/04/2007	9,875,000

			$28,775,000

Massachusetts—1.6%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-0087 Class A (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(b)
$6,200,000	3.960%	01/04/2007	$6,200,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floaters Series 2006-02 (Bank of New York SPA) (A-1+)(b)
8,700,000	3.930	01/04/2007	8,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS RR-II-R 9022 Series 2006 (Citigroup Financial Products) (A-1+)(b)
6,665,000	3.950	01/04/2007	6,665,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(b)
3,955,000	3.950	01/04/2007	3,955,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(b)
14,815,000	3.940	01/03/2007	14,815,000
Massachusetts State GO VRDN Merlots Series 2006 B-06 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(b)
6,000,000	3.940	01/03/2007	6,000,000
Massachusetts State GO VRDN Merlots Series 2006-08 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
15,000,000	3.940	01/03/2007	15,000,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(b)
10,925,000	3.930	01/04/2007	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(b)
17,090,000	3.960	01/04/2007	17,090,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(b)
9,925,000	3.940	01/03/2007	9,925,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+, P-1)
6,000,000	3.620	03/08/2007	6,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts Water Resources Authority CP Series S-94 (Bayerische Landesbank LOC) (A-1+, P-1)
$12,000,000	3.580%	03/08/2007	$12,000,000
Municipal Security Trust VRDN RB Series 2006-7034 Massachusetts Water (VMIG1) (Bear Stearns SPA)(b)
4,000,000	3.930	01/04/2007	4,000,000

			$121,275,000

Michigan—3.3%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$7,900,000	3.950%	01/04/2007	$7,900,000
City of Detroit RANS 2006 (Scotia Bank) (SP-1+)
5,800,000	4.500	03/01/2007	5,807,038
Detroit City School District GO VRDN Merlots Series 2006-27 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
8,490,000	3.950	01/03/2007	8,490,000
Detroit City School District GO VRDN P-Floats-PT 3556 Series 2006 (FGIC) (Dexia Credit Local) (F1+)(b)
13,545,000	3.940	01/04/2007	13,545,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+) (b)
5,765,000	3.940	01/04/2007	5,765,000
Detroit City School District VRDN RB Putters Series 2006-1311 (FSA) (JPMorgan Chase & Co.) (A-1+)(b)
8,500,000	3.970	01/04/2007	8,500,000
Detroit Sewer Disposal VRDN RB Eagle Series 2006-0127 (FGIC) (Citibank N.A.) (A-1+)(b)
19,600,000	3.960	01/04/2007	19,600,000
Detroit Sewer Disposal VRDN RB Putters Series 2006-1453 (FGIC) (JPMorgan Chase & Co.) (A-1+) (b)
4,955,000	3.970	01/04/2007	4,955,000
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
4,600,000	3.950	01/03/2007	4,600,000
Eclipse Funding Trust VRDN RB for Michigan State Building Authority Series 2006-0021 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(b)
14,000,000	3.930	01/04/2007	14,000,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(b)
5,450,000	3.950	01/04/2007	5,450,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(b)
17,350,000	3.940	01/04/2007	17,350,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0142 (FGIC) (Citibank N.A.) (A-1+) (b)
10,500,000	3.960	01/04/2007	10,500,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A.) (A-1+) (b)
4,100,000	3.960	01/04/2007	4,100,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(b)
7,985,000	3.950	01/03/2007	7,985,000
Michigan State Building Authority VRDN RB P-Floats-PT 3611 (FGIC) (Depfa Bank PLC SPA) (F1+)(b)
9,125,000	3.940	01/04/2007	9,125,000
Michigan State GO Series 2006 A (Depfa Bank PLC LOC) (SP-1+/ MIG1)
42,500,000	4.250	09/28/2007	42,729,103
Michigan State GO VRDN Floaters Series 2006-1491 (FGIC) (Morgan Stanley) (A-1)(b)
10,810,000	3.950	01/04/2007	10,810,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(b)
4,980,000	3.950	01/04/2007	4,980,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(b)
5,000,000	3.950	01/03/2007	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A1+, VMIG1)(b)
30,165,000	3.960	01/04/2007	30,165,000
Michigan State University VRDN RB Series 2002 A (Depfa Bank PLC SPA) (A-1+/ VMIG1)
6,800,000	4.000	01/02/2007	6,800,000

			$248,156,141

Minnesota(b)—0.5%
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)
$3,300,000	3.960%	01/04/2007	$3,300,000
Minnesota State VRDN RB Putters Series 2006-1421 (JPMorgan Chase & Co.) (A-1+)
14,440,000	3.970	01/04/2007	14,440,000
Minnesota State VRDN RB Series 2006-1462 (Morgan Stanley) (F1+)
17,165,000	3.860	01/04/2007	17,165,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citibank N.A. SPA) (VMIG1)
5,500,000	3.950	01/04/2007	5,500,000

			$40,405,000

Mississippi—0.5%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$5,650,000	4.000%	01/02/2007	$5,650,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/ VMIG1)
149,000	3.880	01/04/2007	149,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi (continued)
Mississippi Development Bank Special Obligation VRDN RB Merlots Series 2001-A16 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(b)
$7,500,000	3.950%	01/03/2007	$7,500,000
Mississippi Development Bank Special Obligation VRDN RB Merlots Series 2006-D05 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(b)
7,830,000	3.950	01/03/2007	7,830,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
15,585,000	3.950	01/03/2007	15,585,000

			$36,714,000

Missouri—1.3%
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$15,000,000	3.950%	01/04/2007	$15,000,000
Jackson County Special Obligation VRDN RB Floaters Series 2006-1509 (AMBAC) (Morgan Stanley) (A-1)(b)
5,335,000	3.950	01/04/2007	5,335,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (JPMorgan Chase & Co.) (A-1)(b)
5,301,500	3.950	01/04/2007	5,301,500
Missouri State Board of Public Buildings Special Obligations VRDN RB Putters Series 1501 (JPMorgan Chase & Co.) (VMIG1)(b)
3,000,000	3.970	01/04/2007	3,000,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution VRDN RB P-Floats-PT 3427 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(b)
12,000,000	3.950	01/04/2007	12,000,000
Missouri State Health & Educational Facilities Authority Health Facilities VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co.) (A-1+)(b)
5,015,000	3.970	01/04/2007	5,015,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Bank of Nova Scotia and JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
22,100,000	4.000	01/02/2007	22,100,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(b)
17,843,500	3.950	01/04/2007	17,843,500
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
6,700,000	4.000	01/02/2007	6,700,000
Missouri State Highways & Transit Commission State Road VRDN RB Putters Series 2006-1433 (JPMorgan Chase & Co.) (A-1+)(b)
6,895,000	3.970	01/04/2007	6,895,000

			$99,190,000

Nebraska(b)—0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
$6,645,000	3.950%	01/04/2007	$6,645,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen) (A-1)
5,995,000	3.960	01/04/2007	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,070,000	3.930	01/04/2007	10,070,000

			$22,710,000

Nevada—2.0%
ABN AMRO Munitops Certificate Trust VRDN RB for North Las Vegas Series 2006-47 (MBIA) (ABN AMRO Bank) (VMIG1)(b)
$13,600,000	3.960%	01/04/2007	$13,600,000
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(b)
3,435,000	3.950	01/04/2007	3,435,000
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+/P-1)
7,000,000	3.600	03/08/2007	7,000,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(b)
7,000,000	3.950	01/04/2007	7,000,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(b)
25,455,000	3.950	01/03/2007	25,455,000
Clark County GO VRDN Merlots Series 2006 D-09 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(b)
11,000,000	3.950	01/03/2007	11,000,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(b)
17,390,000	3.970	01/04/2007	17,390,000
Clark County School District VRDN RB Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co.) (A-1)(b)
4,695,000	3.970	01/04/2007	4,695,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+) (b)
1,000,000	3.960	01/04/2007	1,000,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A.) (A-1+)(c)
23,970,000	3.600	06/06/2007	23,970,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A.) (A-1+)(b)
$6,545,000	3.940%	01/04/2007	$6,545,000
Eclipse Funding Trust VRDN RB for Las Vegas Series 2006-0083 (XLCA) (U.S. Bank N.A.) (A-1+)(b)
8,300,000	3.940	01/04/2007	8,300,000
Las Vegas GO VRDN Purpose Series 2006-C (Lloyds TSB Bank PLC LOC) (A-1+)
13,215,000	3.990	01/02/2007	13,215,000
Nevada State Municipal Securities Trust Receipts Series 1997-SG 114 (Societe General) (A-1)(b)
12,000,000	3.940	01/04/2007	12,000,000

			$154,605,000

New Jersey—1.1%
New Jersey Economic Development Authority VRDN RB Putters Series 2005-1104 (JPMorgan Chase & Co. SPA) (AVMIG1)(b)
$7,175,000	3.950%	01/04/2007	$7,175,000
New Jersey Economic Development Authority VRDN RB Series 2006-1474 (FSA) (Morgan Stanley) (A-1) (b)
7,165,000	3.930	01/04/2007	7,165,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2006 B-03 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(b)
14,565,000	3.940	01/03/2007	14,565,000
New Jersey TRANS Series 2006 (SP-1+/ MIG1)
49,000,000	4.500	06/22/2007	49,209,552
New Jersey Turnpike Authority VRDN RB Floaters Series 2006-1278 (AMBAC) (Morgan Stanley) (A-1) (b)
7,620,000	3.930	01/04/2007	7,620,000

			$85,734,552

New Mexico—0.3%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/ MIG1)
$7,855,000	3.920%	01/03/2007	$7,855,000
Eclipse Funding Trust VRDN RB for New Mexico Financing Authority Trust Series 2006 (AMBAC) (U.S. Bank N.A.) (A-1+)(b)
9,295,000	3.940	01/04/2007	9,295,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/ P-1)
4,900,000	4.000	01/04/2007	4,900,000

			$22,050,000

New York—4.2%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(b)
$30,845,000	3.940%	01/04/2007	$30,845,000
City of New York GO VRDN Putters Series 2006-1299 (FSA) (JPMorgan Chase & Co. LOC) (A-1+)(b)
5,365,000	3.950	01/04/2007	5,365,000
Long Island Power Authority Electric System VRDN RB Series 1334 (FGIC) (Morgan Stanley) (VMIG1) (b)
5,270,000	3.930	01/04/2007	5,270,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2004 B16 (MBIA, FGIC) (Wachovia Bank N.A. SPA) (A-1)(b)
7,185,000	3.940	01/03/2007	7,185,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(b)
7,495,000	3.940	01/03/2007	7,495,000
Metropolitan Transportation Authority VRDN RB Series 2006 (FSA) (Bank of New York) (A-1+)(b)
7,500,000	3.940	01/04/2007	7,500,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Series 1352 (Morgan Stanley Municipal Products) (VMIG1)(b)
4,383,000	3.930	01/04/2007	4,383,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2006-1289 (JPMorgan Chase & Co. SPA) (A-1+)(b)
7,050,000	3.950	01/04/2007	7,050,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley SPA) (VMIG1)(b)
6,000,000	3.930	01/04/2007	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)(b)
16,800,000	3.940	01/03/2007	16,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
10,600,000	3.940	01/04/2007	10,600,000
New York City Transitional Finance Authority BANS (SP-1+/ MIG1)
22,000,000	4.250	06/29/2007	22,076,345
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(b)
12,325,000	3.940	01/03/2007	12,325,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 406 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
13,160,000	3.930	01/04/2007	13,160,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1155 (JPMorgan Chase & Co. SPA) (VMIG1)(b)
23,740,000	3.950	01/04/2007	23,740,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(b)
$5,795,000	3.930%	01/04/2007	$5,795,000
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(b)
24,390,000	3.950	01/04/2007	24,390,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A.) (A-1+)(b)
15,000,000	3.960	01/04/2007	15,000,000
New York State Dormitory Authority VRDN RB for Long Island University Series 2006 (CIFG) (Dexia Credit Local SPA) (A-1+/ VMIG1)
24,360,000	4.000	01/02/2007	24,360,000
New York State Dormitory Authority VRDN RB Merlots Series 2000 G (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
6,000,000	3.940	01/03/2007	6,000,000
New York State Dormitory Authority VRDN RB Series 2006-1417 (Morgan Stanley) (A-1)(b)
15,200,000	3.930	01/04/2007	15,200,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
19,645,000	3.930	01/04/2007	19,645,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(b)
15,500,000	3.950	01/04/2007	15,500,000
New York State Urban Development Corp. VRDN RB Series 2006 Series SG-163 (FGIC) (Societe Generale SPA) (A-1+)(b)
9,100,000	3.950	01/04/2007	9,100,000
Triborough Bridge & Tunnel Authority VRDN RB Series 1449 (Morgan Stanley) (F1+)(b)
7,500,000	3.930	01/04/2007	7,500,000

			$322,284,345

North Carolina—3.8%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/ VMIG1)
$5,855,000	3.920%	01/04/2007	$5,855,000
Charlotte COPS VRDN for Transit Projects/ Phase II Series 2005 F (Depfa Bank PLC SPA) (A-1+/ VMIG1)
20,000,000	3.880	01/03/2007	20,000,000
Charlotte Water & Sewer System Revenue VRDN RB Series 2006-B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
15,000,000	3.890	01/04/2007	15,000,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)(b)
6,860,000	3.950	01/04/2007	6,860,000
Mecklenburg County GO VRDN Series 2006 A (Depfa Bank PLC SPA) (A-1+/ VMIG1)(a)
28,575,000	3.890	01/04/2007	28,575,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
4,970,000	3.890	01/04/2007	4,970,000
Mecklenburg County VRDN COPS Series 2006 (Depfa Bank PLC SPA) (A-1+/ VMIG1)(a)(b)
36,215,000	3.890	01/04/2007	36,215,000
North Carolina Capital Facilities Finance Agency GO VRDN Floaters Series 1512 (Morgan Stanley) (VMIG1)(b)
7,420,000	3.950	01/04/2007	7,420,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 Class A (Citibank N.A. SPA) (A-1+)(b)
14,365,000	3.960	01/04/2007	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(b)
8,600,000	3.960	01/04/2007	8,600,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(b)
15,600,000	3.960	01/04/2007	15,600,000
North Carolina Medical Care Community Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
23,900,000	3.880	01/03/2007	23,900,000
North Carolina State GO VRDN ROCS RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)(b)
11,430,000	3.950	01/04/2007	11,430,000
North Carolina State VRDN RB Putters Series 2006-1400 (JPMorgan Chase & Co.) (A-1+)(b)
4,440,000	3.970	01/04/2007	4,440,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A.) (F1+)(b)
6,525,000	3.950	01/04/2007	6,525,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
45,335,000	3.900	01/04/2007	45,335,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen) (A-1)(b)
19,800,000	3.960	01/04/2007	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(b)
10,345,000	3.960	01/04/2007	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(b)
5,418,000	3.950	01/04/2007	5,418,000

			$290,653,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio(b)—0.2%
Cincinnati Ohio City School District GO VRDN Putters Series 2006-1496 (FGIC) (JPMorgan Chase & Co.) (A-1+)
$6,645,000	3.970%	01/04/2007	$6,645,000
Ohio State GO VRDN Putters Series 200-1394 (JPMorgan Chase & Co.) (A-1+)
2,575,000	3.970	01/04/2007	2,575,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)
5,000,000	3.950	01/04/2007	5,000,000

			$14,220,000

Oklahoma(b)—0.1%
Oklahoma City VRDN RB Putters Series 2005-855 (AMBAC) (JPMorgan Chase & Co.) (A-1+)
$5,305,000	3.970%	01/04/2007	$5,305,000

Oregon(a)—0.5%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$40,000,000	3.930%	01/03/2007	$40,000,000

Pennsylvania—1.8%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$8,000,000	3.950%	01/04/2007	$8,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2006-1382 (JPMorgan Chase & Co. LOC) (A-1+) (b)
3,550,000	3.970	01/04/2007	3,550,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/ VMIG1)
8,300,000	3.910	01/03/2007	8,300,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/ VMIG1)
15,350,000	3.910	01/03/2007	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/ VMIG1)
9,400,000	3.910	01/03/2007	9,400,000
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/ VMIG1)(b)
12,980,000	3.950	01/04/2007	12,980,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (Banque Nationale Paris SPA) (A-1+)(b)
8,500,000	3.750	01/04/2007	8,500,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
3,200,000	3.980	01/02/2007	3,200,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
18,850,000	3.950	01/03/2007	18,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
10,300,000	3.950	01/03/2007	10,300,000
Pennsylvania Turnpike Commission VRDN RB Series 2006 (AMBAC) (Bayerische Landesbank SPA) (F1+) (b)
3,795,000	3.940	01/04/2007	3,795,000
Philadelphia GO TRANS Series 2006 (SP-1+/ MIG1)
14,000,000	4.500	06/29/2007	14,048,372
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/ VMIG1)
12,400,000	3.930	01/03/2007	12,400,000
University of Pittsburgh Commonwealth System of Higher Education VRDN RB Project Series 2000A (Depfa Bank PLC), (A-1+/ VMIG1)
5,600,000	3.950	01/03/2007	5,600,000

			$134,273,372

Rhode Island(b)—0.1%
Narragansett Bay Commission VRDN RB Trust Receipts Series 2005-K7-Reg D (MBIA) (Lehman Brothers) (VMIG1)
$5,290,000	4.030%	01/03/2007	$5,290,000
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)
5,120,000	3.950	01/04/2007	5,120,000

			$10,410,000

South Carolina(b)—0.6%
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)
$5,000,000	3.950%	01/04/2007	$5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)
10,000,000	3.960	01/04/2007	10,000,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158 (AMBAC) (BNP Paribas) (VMIG1)
21,745,000	3.940	01/04/2007	21,745,000
South Carolina Transportation Infrastructure Bank VRDN RB Series 2006 (AMBAC) (Morgan Stanley) (F1+)
6,380,000	3.950	01/04/2007	6,380,000

			$43,125,000

Tennessee—2.1%
Blount County Public Building Authority VRDN RB for Public Improvement Series 2005 D 3A (Depfa Bank PLC SPA) (A-1+/ VMIG1)
$4,000,000	4.000%	01/02/2007	$4,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(b)
$5,600,000	3.950%	01/04/2007	$5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+,P-1)
17,700,000	3.530	02/08/2007	17,700,000
11,400,000	3.550	04/05/2007	11,400,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+) (b)
5,750,000	3.940	01/04/2007	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(b)
11,140,000	3.950	01/04/2007	11,140,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
29,665,000	3.920	01/04/2007	29,665,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/ VMIG1)
33,410,000	3.920	01/04/2007	33,410,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
18,000,000	3.600	02/13/2007	18,000,000
Municipal Security Trust VRDN RB Series 2006-7038 Shelby County Health (Bear Stearns Capital Markets) (VMIG1)(b)
5,000,000	3.950	01/04/2007	5,000,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Bayerische Landesbank) (A-1)(b)
17,000,000	3.960	01/04/2007	17,000,000

			$158,665,000

Texas—14.3%
ABN AMRO Munitops Certificate Trust GO VRDN for Texas Non-AMT Trust Certificates Series 2006-54 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$9,940,000	3.960%	01/04/2007	$9,940,000
ABN AMRO Munitops Certificates Trust VRDN GO Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(b)
17,120,000	3.960	01/04/2007	17,120,000
Alamo Heights Independent School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
13,185,000	3.970	01/04/2007	13,185,000
Brownsville Texas Independent School District GO VRDN Putters Series 2006-1059-B (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
6,750,000	3.970	01/04/2007	6,750,000
City of Austin TX Water & Wastewater VRDN RB Merlots Series 2001-A63 (FSA) (Bank of New York SPA) (A-1)(b)
6,415,000	3.950	01/03/2007	6,415,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America SPA) (A-1+, P-1)
10,142,000	3.550	04/05/2007	10,142,000
City of Houston Apartment Systems VRDN RB Eagle Series 2006-0123 (FSA) (Citibank N.A.) (A-1+) (b)
13,200,000	3.960	01/04/2007	13,200,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+, P-1)
6,900,000	3.550	02/09/2007	6,900,000
City of Houston GO VRDN P-Floats-PT 969 Series 2004 (MBIA) (Depfa Bank PLC SPA) (F1+)(b)
12,700,000	3.940	01/04/2007	12,700,000
City of Houston GO VRDN Putters Series 2005-1222 (AMBAC) (JPMorgan Chase & Co. SPA) (F1+)(b)
5,350,000	3.970	01/04/2007	5,350,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(b)
4,785,000	3.940	01/04/2007	4,785,000
Cypress-Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
9,770,000	3.950	01/04/2007	9,770,000
Cypress-Fairbanks Independent School District GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
6,300,000	3.970	01/04/2007	6,300,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A 1+, P-1)
6,000,000	3.650	01/10/2007	6,000,000
27,000,000	3.580	02/20/2007	27,000,000
17,500,000	3.680	04/03/2007	17,500,000
26,000,000	3.800	04/03/2007	26,000,000
28,400,000	3.550	04/05/2007	28,400,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,860,000	3.950	01/04/2007	8,860,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,170,000	3.950	01/04/2007	8,170,000
Dallas GO VRDN ROCS RR-II-R 667 Series 2006 (Citibank N.A.) (VMIG1)(b)
3,925,000	3.950	01/04/2007	3,925,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citigroup, Inc.) (VMIG1)(b)
6,125,000	3.950	01/04/2007	6,125,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,580,000	3.950	01/04/2007	5,580,000
Dallas VRDN RB ROCS RR-II-R 7047 Series 2006 (Citigroup Financial Products) (A-1+)(b)
10,360,000	3.950	01/04/2007	10,360,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Waterworks & Sewer Systems VRDN RB Putters Series 2006-1434 (JPMorgan Chase Bank & Co.) (A-1)(b)
$6,595,000	3.970%	01/04/2007	$6,595,000
Denton Independent School District GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
17,500,000	3.950	01/04/2007	17,500,000
Eclipse Funding Trust GO VRDN Alamo Community College District (MBIA) (U.S. Bank N.A.) (A-1+) (b)
10,425,000	3.940	01/04/2007	10,425,000
Eclipse Funding Trust VRDN RB for El Paso Series 2006-0071 (MBIA) (U.S. Bank N.A. SPA) (A-1+) (b)
4,000,000	3.940	01/04/2007	4,000,000
Eclipse Funding Trust VRDN RB for Harris Country Series 2006-0040 (FGIC) (U.S. Bank NA LOC) (A-1+)(b)
9,985,000	3.940	01/04/2007	9,985,000
Eclipse Funding Trust VRDN RB for Texas State Series 2006-0057 (MBIA-IBC) (U.S. Bank N.A.) (A-1+)(b)
5,230,000	3.940	01/04/2007	5,230,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(b)
8,360,000	3.950	01/04/2007	8,360,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(b)
5,580,000	3.940	01/04/2007	5,580,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A.) (A-1+)(b)
10,000,000	3.960	01/04/2007	10,000,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (MBIA) (Morgan Stanley SPA) (VMIG1)(b)
5,392,500	3.950	01/04/2007	5,392,500
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)
46,800,000	3.990	01/04/2007	46,800,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JPMorgan Chase & Co., Bayerische Landesbank, Bank of America N.A. and Northern Trust Company SPA) (St. Luke’s Episcopal Hospital) (A-1+)
43,750,000	3.990	01/04/2007	43,750,000
Harris County Municipal Securities Trust Certificates GO VRDN Series 2006-280 (Bear Stearns Capital Markets) (VMIG1)(b)
5,000,000	3.940	01/03/2007	5,000,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
11,675,000	3.970	01/04/2007	11,675,000
Houston GO VRDN Putters Series 2005-1151 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
12,570,000	3.970	01/04/2007	12,570,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)(b)
10,170,000	3.950	01/04/2007	10,170,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
5,275,000	3.950	01/04/2007	5,275,000
Houston Independent School District GO VRDN Putters Series 2006-1078-B (JPMorgan Chase & Co.) (VMIG1) (PSF-GTD)(b)
5,755,000	3.970	01/04/2007	5,755,000
Houston Independent School District ROCS 11e 408 Series 2003 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
7,865,000	3.950	01/04/2007	7,865,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(b)
3,980,000	3.940	01/04/2007	3,980,000
Houston Independent School District VRDN RB Putters Series 2005-1060 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
5,335,000	3.970	01/04/2007	5,335,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
4,995,000	3.970	01/04/2007	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(b)
12,150,000	3.950	01/03/2007	12,150,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(b)
6,320,000	3.950	01/04/2007	6,320,000
Lake Travis Independent School District GO VRDN Putters Series 2006-1516 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+/ VMIG1)(b)
7,880,000	3.970	01/04/2007	7,880,000
Lewisville Independent School District GO VRDN Putters Series 2006-1441 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(b)
8,385,000	3.970	01/04/2007	8,385,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(b)
14,570,000	3.950	01/03/2007	14,570,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,180,000	3.950	01/04/2007	5,180,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(b)
5,605,000	3.940	01/04/2007	5,605,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
North East Independent School District GO VRDN Putters Series 2004-393 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
$3,930,000	3.970%	01/04/2007	$3,930,000
North Texas Tollway Authority CP Series A (A-1+, P-1)
23,000,000	3.600	03/08/2007	23,000,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+) (b)
4,017,500	3.950	01/04/2007	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(b)
6,405,000	3.950	01/04/2007	6,405,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(b)
7,928,500	3.950	01/04/2007	7,928,500
Plano Independent School District VRDN RB Putters Series 2005-1428 (JPMorgan Chase & Co.) (A-1) (PSF-GTD)(b)
3,365,000	3.970	01/04/2007	3,365,000
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA) (Royal Bank of Canada) (VMIG1)(b)
5,990,000	3.950	01/04/2007	5,990,000
Rice University CP (A-1+/P-1)
8,000,000	3.630	02/08/2007	8,000,000
Richardson Independent School District GO VRDN Putters Series 2006-1504 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
7,300,000	3.970	01/04/2007	7,300,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./ State Street Corp. SPA) (A-1+/P-1)
22,000,000	3.580	02/08/2007	22,000,000
35,000,000	3.570	03/13/2007	35,000,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(b)
54,100,000	3.940	01/04/2007	54,100,000
San Antonio Electric and Gas VRDN RB Putters Series 2005-1121 (JPMorgan Chase & Co.) (A-1+)(b)
9,205,000	3.970	01/04/2007	9,205,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,045,000	3.950	01/04/2007	11,045,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
10,985,000	3.950	01/04/2007	10,985,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(b)
17,420,000	3.950	01/03/2007	17,420,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
9,100,000	3.950	01/04/2007	9,100,000
Texas A & M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(b)
5,420,000	3.970	01/04/2007	5,420,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A.) (A-1+)(b)
10,000,000	3.960	01/04/2007	10,000,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,405,000	3.950	01/04/2007	8,405,000
Texas State GO VRDN Putters Series 2006-1215 (JPMorgan Chase & Co. SPA) (F1+)(b)
4,465,000	3.970	01/04/2007	4,465,000
Texas State GO VRDN Putters Series 2006-1361 (JPMorgan Chase & Co.) (A-1+)(b)
8,595,000	3.970	01/04/2007	8,595,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
7,965,000	3.950	01/04/2007	7,965,000
Texas State GO VRDN Series 2006-114 (Bank of America N.A.) (VMIG1)(b)
10,950,000	3.940	01/04/2007	10,950,000
Texas State TRANS Series 2006 (SP-1+/ MIG1)
85,500,000	4.500	08/31/2007	86,012,269
Texas State Transportation Commission Trust Certificates VRDN RB Series 2006-7026 (Bear Sterns Capital Markets) (VMIG1)(b)
5,000,000	3.950	01/04/2007	5,000,000
Texas State Transportation Commission VRDN RB Eagle Series 2006-0085 Class A (Citibank NA) (A-1+)(b)
10,700,000	3.960	01/04/2007	10,700,000
Texas State Transportation Commission VRDN RB Putters Series 1297 (JPMorgan Chase & Co.) (A-1+) (b)
19,965,000	3.970	01/04/2007	19,965,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1329 (JPMorgan Chase & Co.) (A-1+)(b)
5,470,000	3.970	01/04/2007	5,470,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co.) (A-1+)(b)
9,495,000	3.970	01/04/2007	9,495,000
Texas Water Development Board VRDN RB P-Floats-PT 2183 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,650,000	3.950	01/04/2007	11,650,000
University of Texas CP Series 2005 (A-1+, P-1)
8,000,000	3.600	04/02/2007	8,000,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
10,430,000	3.930	01/04/2007	10,430,000
University of Texas VRDN RB Eagle Series 2006-0108 (Citibank NA) (A-1+)(b)
18,810,000	3.960	01/04/2007	18,810,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
University of Texas VRDN RB Putter Series 2006-1328 (JPMorgan Chase & Co.) (A-1+)(b)
$5,000,000	3.970%	01/04/2007	$5,000,000
West Side Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. Project Series 1985 (A-1+)
10,500,000	4.000	01/02/2007	10,500,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG) (A-1+)(b)
10,020,000	3.940	01/04/2007	10,020,000

			$1,082,447,769

Utah—2.3%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
$42,400,000	3.920%	01/03/2007	$42,400,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
7,950,000	3.950	01/04/2007	7,950,000
State of Utah GO Series 2002 A (AAA/ Aaa)
5,825,000	5.000	07/01/2007	5,861,598
State of Utah GO Series 2003 A (AAA/ Aaa)
5,000,000	5.000	07/01/2007	5,031,414
State of Utah GO VRDN Putters Series 2006-1370 (JPMorgan Chase & Co.) (A-1)(b)
5,600,000	3.970	01/04/2007	5,600,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
9,900,000	4.030	01/03/2007	9,900,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
14,715,000	3.940	01/04/2007	14,715,000
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
24,390,000	3.950	01/03/2007	24,390,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
8,400,000	3.960	01/03/2007	8,400,000
Utah Water Finance Agency VRDN RB for Tender Option Series 2006 A-15 (AMBAC) (JPMorgan Chase & Co. SPA)) (VMIG1)
10,000,000	3.930	01/03/2007	10,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
5,400,000	3.930	01/03/2007	5,400,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
10,945,000	3.930	01/03/2007	10,945,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
15,000,000	3.960	01/03/2007	15,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
5,250,000	4.000	01/02/2007	5,250,000

			$170,843,012

Virginia—0.5%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$6,500,000	3.940%	01/04/2007	$6,500,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(b)
12,200,000	3.960	01/04/2007	12,200,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.920	01/03/2007	12,000,000
Virginia College Building Authority Educational Facilities VRDN RB P-Floats-PZ 161 Series 2006 (Wells Fargo Bank) (F1+)(b)
4,125,000	3.950	01/04/2007	4,125,000
Virginia College Building Authority VRDN RB Series 2006 B (Wachovia Bank) (A-1+/ VMIG1)
5,550,000	4.000	01/02/2007	5,550,000

			$40,375,000

Washington—4.7%
ABN AMRO Munitops Certificates Trust VRDN RB for Washington Non-AMT Series 2006-52, (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$11,810,000	3.960%	01/04/2007	$11,810,000
Eclipse Funding Trust GO VRDN for Washington Solar Eclipse Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(b)
25,905,000	3.940	01/04/2007	25,905,000
Eclipse Funding Trust VRDN RB for King County Series 2006 (FSA) (U.S. Bank N.A. SPA) (A-1+) (b)
15,340,000	3.940	01/04/2007	15,340,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,700,000	3.940	01/04/2007	6,700,000
Energy Northwest Electric Revenue VRDN RB Eagle Series 2006-0065 Class A (Bayerische Landesbank SPA) (A-1+)(b)
10,000,000	3.960	01/04/2007	10,000,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SpA) (VMIG1)(b)
14,675,000	3.950	01/04/2007	14,675,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
$8,810,000	3.960%	01/04/2007	$8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(b)
5,140,000	3.950	01/04/2007	5,140,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
9,495,000	3.950	01/04/2007	9,495,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(b)
6,630,000	3.950	01/04/2007	6,630,000
King County GO VRDN Spears Series 2005 DB-174 (FGIC) (Deutsche Bank AG) (F1+)
8,000,000	3.940	01/04/2007	8,000,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
9,525,000	3.950	01/03/2007	9,525,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(b)
28,240,000	3.950	01/04/2007	28,240,000
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
12,530,000	3.960	01/04/2007	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+) (b)
6,785,000	3.940	01/04/2007	6,785,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
13,850,000	3.950	01/03/2007	13,850,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(b)
12,000,000	3.960	01/04/2007	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1+) (b)
10,250,000	3.950	01/04/2007	10,250,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
8,915,000	3.960	01/04/2007	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+) (b)
17,025,000	3.960	01/04/2007	17,025,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
10,060,000	3.960	01/04/2007	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(b)
9,996,500	3.950	01/04/2007	9,996,500
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
18,175,000	3.950	01/03/2007	18,175,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
8,745,000	3.950	01/03/2007	8,745,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
9,760,000	3.950	01/04/2007	9,760,000
Washington State GO VRDN Putters Series 2005-1199 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
7,225,000	3.970	01/04/2007	7,225,000
Washington State GO VRDN Putters Series 2006-1379 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(b)
27,745,000	3.970	01/04/2007	27,745,000
Washington State GO VRDN Putters Series 2006-1399 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(b)
6,195,000	3.970	01/04/2007	6,195,000
Washington State GO VRDN Putters Series 2006-1437 (FSA) (JPMorgan Chase & Co.) (A-1)(b)
15,000	3.970	01/04/2007	15,000
Washington State Higher Educational Facilities Authority VRDN RB for University Puget Sound Project Series 2006 B (Bank of America N.A. LOC) (VMIG1)
6,000,000	3.930	01/04/2007	6,000,000
Washington State University VRDN RB Floaters Series 2006-1405 (AMBAC) (Morgan Stanley SPA) (A-1) (b)
10,585,000	3.950	01/04/2007	10,585,000

			$356,126,500

West Virginia—0.0%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/ P-1)
$2,200,000	4.000%	01/02/2007	$2,200,000

Wisconsin(b)—1.4%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)
$16,545,000	3.940%	01/04/2007	$16,545,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)
80,340,000	3.950	01/04/2007	80,340,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)
7,615,000	3.960	01/04/2007	7,615,000

			$104,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Territories(b)—16.1%
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC/ FGIC/ FSA) (JPMorgan Chase & Co.) (F1+)
$65,000,000	4.110%	01/04/2007	$65,000,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA, MBIA, XLCA) (Merrill Lynch Capital Services) (F1+)
381,880,000	4.110	01/04/2007	381,880,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services) (F1+)
384,480,000	4.110	01/04/2007	384,480,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FGIC, AMBAC, FSA, MBIA & PSF-GTD) (Merrill Lynch Capital Services) (F1+)
388,810,000	4.110	01/04/2007	388,810,000

			$1,220,170,000

Total Investments—94.8%			$7,192,942,478

Other Assets in Excess of Liabilities—5.2%			$397,421,807

Net Assets—100.0%			$7,590,364,285

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2006, these securities amounted to $4,899,763,000 or approximately 64.6% of net assets.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $56,365,000 or approximately 0.7% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings are obtained from Standard & Poor’s/ Moody’s Investor Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2006

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
CIFG	—	CDC IXIS Financial Guarantee
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance— Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
ST-GTD	—	State Guaranteed
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I—At December 31, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Financial Square Prime Obligations	$47,500,000

Financial Square Money Market	31,100,000

Financial Square Treasury Obligations	6,317,200,000

Financial Square Government	10,200,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,500,000,000	4.80%	01/02/07	$1,500,800,000

Barclays Capital PLC	100,000,000	4.85	01/02/07	100,053,888

Bear Stearns	1,500,000,000	4.85	01/02/07	1,500,808,333

Deutsche Bank Securities, Inc.	450,000,000	4.85	01/02/07	450,242,500

Greenwich Capital Markets	500,000,000	4.80	01/02/07	500,266,667

J.P. Morgan Securities, Inc.	500,000,000	4.80	01/02/07	500,266,667

J.P. Morgan Securities, Inc.	500,000,000	4.90	01/02/07	500,272,222

Morgan Stanley & Co.	1,000,000,000	4.85	01/02/07	1,000,538,889

UBS Securities LLC	500,000,000	4.80	01/02/07	500,266,667

UBS Securities LLC	500,300,000	4.85	01/02/07	500,569,606

TOTAL	$7,050,300,000			$7,054,085,439

At December 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 7.25% to 13.25%, due 01/15/2012 to 11/15/2016; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 01/15/2007 to 11/15/2016; U.S. Treasury Notes, 2.25% to 6.50%, due 01/15/2007 to 11/15/2016 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 6.625%, due 01/15/2007 to 11/15/2016. The aggregate market value of the collateral, including accrued interest, was $7,191,399,483.
Joint Repurchase Agreement Account II—At December 31, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Financial Square Prime Obligations	$924,900,000

Financial Square Money Market	393,000,000

Financial Square Government	3,180,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.32%	01/02/07	$500,295,556

Banc of America Securities LLC	750,000,000	5.32	01/02/07	750,443,333

Barclays Capital PLC	525,000,000	5.32	01/02/07	525,310,333

Bear Stearns	500,000,000	5.32	01/02/07	500,295,556

Deutsche Bank Securities, Inc.	750,000,000	5.31	01/02/07	750,442,500

Greenwich Capital Markets	300,000,000	5.32	01/02/07	300,177,333

Morgan Stanley & Co.	500,000,000	5.32	01/02/07	500,295,556

UBS Securities LLC	700,000,000	5.18	01/02/07	700,402,889

UBS Securities LLC	700,000,000	5.22	01/02/07	700,406,000

UBS Securities LLC	850,000,000	5.32	01/02/07	850,502,444

Wachovia Capital Markets	250,000,000	5.32	01/02/07	250,147,778

TOTAL	$6,325,000,000			$6,328,719,278

At December 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 01/12/2007 to 11/01/2016; Federal Home Loan Mortgage Association, 3.50% to 9.00%, due 02/01/2007 to 01/01/2037; Federal National Mortgage Association, 0.00% to 11.50%, due 07/01/2007 to 01/01/2037 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 12/20/2036. The aggregate market value of the collateral, including accrued interest, was $6,462,454,814.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
December 31, 2006

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investments in unaffiliated securities, based on amortized cost	$24,785,336,881	$14,058,157,245
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	2,182,400,000	1,034,100,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	100,000,000	100,000,000
Cash	71,887	126,645
Receivables:
Investment securities sold	—	—
Interest	118,425,101	77,172,260
Fund shares sold	—	8,459,656
Reimbursement from investment adviser	—	—

Total assets	$27,186,233,869	$15,278,015,806

Liabilities:
Due to custodian	—	—
Payables:
Dividend distribution	79,948,467	32,898,570
Investment securities purchased	—	79,000,000
Fund shares repurchased	19,895,590	9,707,056
Amounts owed to affiliates	4,065,248	2,321,713
Accrued expenses	2,435,809	660,859

Total liabilities	106,345,114	124,588,198

Net Assets:
Paid-in capital	27,079,894,991	15,153,439,379
Undistributed net investment income	1,195,111	163,692
Accumulated net realized loss on investment transactions	(1,201,347)	(175,463)

Net assets	$27,079,888,755	$15,153,427,608

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$18,138,487,380	$13,911,751,675
FST Select Shares	290,679,458	28,066,356
FST Preferred Shares	1,772,244,406	97,637,685
FST Capital Shares	588,309,605	13,006,213
FST Administration Shares	4,610,330,733	616,510,209
FST Service Shares	1,679,837,173	486,455,470

Shares outstanding:
FST Shares	18,138,487,380	13,911,751,696
FST Select Shares	290,679,458	28,066,356
FST Preferred Shares	1,772,244,406	97,637,685
FST Capital Shares	588,309,605	13,006,213
FST Administration Shares	4,610,330,733	616,510,209
FST Service Shares	1,679,837,173	486,455,470

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	27,079,888,755	15,153,427,629

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$—	$3,220,040,334	$507,927,432	$10,209,590,755	$7,192,942,478

6,901,700,000	—	4,455,200,000	—	—

—	—	300,000,000	—	—
64,296	2,575	82,385	79,610	—

—	—	—	—	368,896,000
16,914,957	—	17,318,189	38,995,665	53,618,676
—	—	—	—	2,901,522
—	12,052	—	—	—

$6,918,679,253	$3,220,054,961	$5,280,528,006	$10,248,666,030	$7,618,358,676

—	—	—	—	18,690,842

18,497,945	10,252,138	12,257,214	7,380,341	7,512,049
—	—	—	—	—
—	—	3,586,388	3,462,829	304,998
1,080,027	549,200	728,256	1,551,283	1,078,232
1,448,015	464,278	628,432	684,871	408,270

21,025,987	11,265,616	17,200,290	13,079,324	27,994,391

6,897,653,266	3,208,727,324	5,263,339,190	10,235,582,352	7,590,364,285
1,671,340	376,353	970,187	399,013	—
(1,671,340)	(314,332)	(981,661)	(394,659)	—

$6,897,653,266	$3,208,789,345	$5,263,327,716	$10,235,586,706	$7,590,364,285

$1.00	$1.00	$1.00	$1.00	$1.00

$1,855,828,633	$1,907,997,887	$3,117,678,676	$8,565,756,025	$6,243,611,460
3,931	33,599,618	82,500,405	1,235	101,243,735
776,080,114	161,504,378	384,396,623	132,530,126	326,624,328
90,897,419	17,945,590	153,254,450	3,613,116	423,215,326
2,353,383,646	869,387,676	1,150,954,598	754,867,038	323,201,353
1,821,459,523	218,354,196	374,542,964	778,819,166	172,468,083

1,855,828,633	1,907,961,517	3,117,678,676	8,565,752,426	6,243,568,388
3,931	33,599,333	82,500,405	1,235	101,244,933
776,080,114	161,501,252	384,396,623	132,530,052	326,619,022
90,897,419	17,945,343	153,254,450	3,613,116	423,212,419
2,353,383,646	869,369,947	1,150,954,598	754,866,654	323,202,960
1,821,459,523	218,349,932	374,542,964	778,818,869	172,465,609

6,897,653,266	3,208,727,324	5,263,327,716	10,235,582,352	7,590,313,331

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Year Ended December 31, 2006

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest income—unaffiliated	$1,444,191,612	$706,941,474
Interest income—affiliated	17,576,168	11,436,313

Total investment income	1,461,767,780	718,377,787

Expenses:
Portfolio-Level Expenses:
Management fees	59,175,952	28,857,753
Transfer agent fees	4,330,064	2,111,571
Custody and accounting fees	2,128,464	1,054,949
Registration fees	347,999	152,348
Professional fees	72,030	72,469
Printing fees	94,167	63,660
Trustee fees	15,083	15,083
Other	525,330	390,176

Subtotal	66,689,089	32,718,009
Class Specific Expenses:
Administration Share fees	10,130,136	1,832,974
Service Share fees	7,268,264	1,991,896
Preferred Share fees	1,646,973	82,762
Capital Share fees	659,960	34,367
Select Share fees	49,089	33,430

Total expenses	86,443,511	36,693,438
Less—expense reductions	(14,443,787)	(7,073,553)

Net expenses	71,999,724	29,619,885

Net investment income	1,389,768,056	688,757,902

Net realized and unrealized gain (loss) on investment transactions	(442,918)	(138,865)

Net increase in net assets resulting from operations	$1,389,325,138	$688,619,037

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$293,043,424	$129,945,106	$224,583,125	$416,084,070	$277,759,861
27,222	—	4,612,598	—	—

293,070,646	129,945,106	229,195,723	416,084,070	277,759,861

12,012,594	5,541,161	9,291,929	17,136,378	16,581,216
878,970	405,430	679,921	1,253,881	1,213,260
499,556	287,126	394,671	678,782	670,643
152,109	104,285	97,202	128,738	147,977
65,371	61,762	62,330	73,518	63,584
38,507	32,683	36,643	46,379	46,190
15,083	15,083	15,083	15,083	15,083
133,169	76,709	95,447	198,504	192,735

13,795,359	6,524,239	10,673,226	19,531,263	18,930,688

5,398,033	1,929,545	2,891,673	1,841,226	830,754
5,886,417	928,657	1,637,761	2,860,000	756,172
705,401	136,305	296,387	141,126	334,775
14,757	16,404	216,171	5,453	407,417
310	3,726	25,391	—	32,767

25,800,277	9,538,876	15,740,609	24,379,068	21,292,573
(1,843,533)	(1,020,692)	(2,334,613)	(2,559,257)	(4,168,531)

23,956,744	8,518,184	13,405,996	21,819,811	17,124,042

269,113,902	121,426,922	215,789,727	394,264,259	260,635,819

(430,806)	(314,332)	(499,145)	(279,964)	509,316

$268,683,096	$121,112,590	$215,290,582	$393,984,295	$261,145,135

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

From operations:
Net investment income	$1,389,768,056	$735,239,099
Net realized gain (loss) on investment transactions	(442,918)	(313,038)

Net increase in net assets resulting from operations	1,389,325,138	734,926,061

Distributions to shareholders:
From net investment income:
FST Shares	(1,029,549,409)	(558,926,671)
FST Select Shares	(8,084,513)	(2,550,372)
FST Preferred Shares	(78,882,954)	(43,772,224)
FST Capital Shares	(20,878,613)	(8,217,189)
FST Administration Shares	(187,841,920)	(89,982,138)
FST Service Shares	(64,087,729)	(31,391,499)

Total distributions to shareholders	(1,389,325,138)	(734,840,093)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	229,878,004,648	208,401,748,262
Proceeds received in connection with merger	—	171,881,446
Reinvestment of dividends and distributions	488,936,715	262,899,844
Cost of shares repurchased	(229,262,145,498)	(204,455,530,042)

Net increase in net assets resulting from share transactions	1,104,795,865	4,380,999,510

Net increase	1,104,795,865	4,381,085,478

Net assets:
Beginning of year	25,975,092,890	21,594,007,412

End of year	$27,079,888,755	$25,975,092,890

Undistributed net investment income	$1,195,111	$752,193

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

$688,757,902	$353,729,960	$269,113,902	$135,358,004	$121,426,922	$54,753,851
(138,865)	(24,827)	(430,806)	(775,265)	(314,332)	104,005

688,619,037	353,705,133	268,683,096	134,582,739	121,112,590	54,857,856

(626,492,422)	(320,855,079)	(86,415,950)	(52,273,522)	(72,696,713)	(37,057,183)
(5,424,655)	(2,456,977)	(49,113)	(7,777)	(597,407)	(1,821)
(3,973,857)	(3,009,144)	(33,024,399)	(16,451,987)	(6,086,441)	(2,414,908)
(1,064,137)	(691,046)	(470,190)	(47,233)	(478,060)	(430,222)
(34,052,271)	(18,641,521)	(98,023,648)	(47,773,204)	(33,741,077)	(11,382,636)
(17,611,695)	(8,051,366)	(50,699,796)	(17,771,522)	(7,505,301)	(3,515,884)

(688,619,037)	(353,705,133)	(268,683,096)	(134,325,245)	(121,104,999)	(54,802,654)

75,852,484,820	66,103,816,931	40,307,442,277	34,473,243,436	16,842,892,070	13,045,413,055
72,020,346	—	—	—	—	—
359,538,208	203,177,895	86,355,900	43,998,954	28,318,839	16,132,045
(72,447,802,619)	(65,219,472,966)	(38,693,158,795)	(34,335,378,208)	(15,810,617,066)	(13,039,778,449)

3,836,240,755	1,087,521,860	1,700,639,382	181,864,182	1,060,593,843	21,766,651

3,836,240,734	1,087,521,860	1,700,639,382	182,121,676	1,060,601,434	21,821,853

11,317,186,874	10,229,665,014	5,197,013,884	5,014,892,208	2,148,187,911	2,126,366,058

$15,153,427,608	$11,317,186,874	$6,897,653,266	$5,197,013,884	$3,208,789,345	$2,148,187,911

$163,692	$24,827	$1,671,340	$1,240,534	$376,353	$29,457

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Government Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

From operations:
Net investment income	$215,789,727	$117,702,672
Net realized gain (loss) on investment transactions	(499,145)	(468,848)

Net increase in net assets resulting from operations	215,290,582	117,233,824

Distributions to shareholders:
From net investment income:
FST Shares	(123,059,583)	(64,187,471)
FST Select Shares	(4,081,987)	(3,487,989)
FST Preferred Shares	(14,030,530)	(11,438,778)
FST Capital Shares	(6,744,369)	(3,563,566)
FST Administration Shares	(53,056,600)	(26,986,409)
FST Service Shares	(14,317,513)	(7,569,611)
From net realized gains:
FST Shares	—	—
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	—	—
FST Service Shares	—	—

Total distributions to shareholders	(215,290,582)	(117,233,824)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	40,117,844,723	35,073,573,175
Proceeds received in connection with merger	128,482,724	—
Reinvestment of dividends and distributions	91,863,148	52,868,758
Cost of shares repurchased	(39,841,597,838)	(34,978,347,889)

Net increase (decrease) in net assets resulting from share transactions	496,592,757	148,094,044

Net increase (decrease)	496,592,757	148,094,044

Net assets:
Beginning of year	4,766,734,959	4,618,640,915

End of year	$5,263,327,716	$4,766,734,959

Undistributed net investment income	$970,187	$471,042

The accompanying notes are an integral part of these financial statements.

Federal Fund		Tax-Free Money Market Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

$394,264,259	$229,956,613	$260,635,819	$178,525,155
(279,964)	(114,695)	509,316	(36,730)

393,984,295	229,841,918	261,145,135	178,488,425

(329,433,024)	(196,817,084)	(223,795,480)	(158,247,187)
(70)	(93)	(3,507,444)	(2,489,423)
(6,575,275)	(2,891,225)	(10,662,952)	(5,191,739)
(167,760)	(106,733)	(8,480,296)	(2,964,637)
(33,415,970)	(16,763,562)	(9,999,661)	(7,061,884)
(24,393,192)	(13,257,871)	(4,189,986)	(2,570,285)

—	—	(226,553)	—
—	—	(3,347)	—
—	—	(13,648)	—
—	—	(14,101)	—
—	—	(13,170)	—
—	—	(7,573)	—

(393,985,291)	(229,836,568)	(260,914,211)	(178,525,155)

28,887,530,049	37,512,861,464	65,508,104,052	55,412,105,800
—	—	55,824,655	75,375,094
308,087,102	163,054,247	180,652,951	123,034,526
(27,967,444,356)	(37,213,618,785)	(66,856,076,493)	(55,746,143,874)

1,228,172,795	462,296,926	(1,111,494,835)	(135,628,454)

1,228,171,799	462,302,276	(1,111,264,363)	(135,665,184)

9,007,414,907	8,545,112,631	8,701,628,648	8,837,293,832

$10,235,586,706	$9,007,414,907	$7,590,364,285	$8,701,628,648

$399,013	$120,045	$—	$—

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
December 31, 2006

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 as amended (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, the “Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated to each class of shares of the respective Funds based upon the relative proportion of net assets of each class.
C. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal year ended December 31, 2006 was ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal year ended December 31, 2006 were tax-exempt income, ordinary income and net long-term capital gains in the following amounts, $260,645,496; $199,834 and $68,881, respectively.
   As of December 31, 2006, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any. Such timing differences include prior year non-deductible organization costs.

   At December 31, 2006 (tax-year end), the following Funds had a capital loss carryforward for U.S. Federal tax purposes of approximately:

	Capital loss carryforward[1]:

	Prime	Money	Treasury	Treasury
Year Expiring	Obligations	Market	Obligations	Instruments	Government	Federal

2007	$—	$—	$—	$—	$6,010	$—
2008	—	—	—	—	3,440	—
2009	—	—	—	—	557	—
2010	—	11,758	—	—	1,243	—
2011	5,692	—	—	—	—	—
2012	544	13	—	—	—	—
2013	752,193	24,827	1,240,534	—	471,266	114,695
2014	442,918	138,865	430,806	314,332	499,145	279,964

Total capital loss carryforward	$1,201,347	$175,463	$1,671,340	$314,332	$981,661	$394,659

1 Expiration occurs on December 31 of the year indicated. Tax-Free Money Market Fund utilized $335,762 of capital losses in the current calendar year.
   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
   In order to present certain components of each Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from dividend redesignations, taxable overdistributions and acquired capital loss carryforwards from the First Funds mergers.

			Accumulated
		Accumulated	Undistributed
	Paid-in	Net Realized	Net Investment
Fund	Capital	Gain (Loss)	Income

Money Market	$11,771	$(11,771)	$—
Treasury Instruments	—	(24,973)	24,973
Government	11,474	(11,474)	—
Tax-Free Money Market	(100,750)	100,750	—

D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.
E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2006

   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
3. Agreements
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the year ended December 31, 2006, GSAM has voluntarily agreed to waive a portion of its Management fee equal to an annual percentage rate of the average daily net assets of the Funds.
   GSAM has voluntarily waived a portion of its Management Fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer agent fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser.
   For the year ended December 31, 2006, expense reductions were as follows (in thousands):

		Other	Custody
	Management	Expense	Expense
Fund	Fees Waived	Reimbursement	Reductions	Total

Prime Obligations	$14,432	$—	$12	$14,444

Money Market	7,038	—	36	7,074

Treasury Obligations	1,758	84	2	1,844

Treasury Instruments	811	199	11	1,021

Government	2,266	67	2	2,335

Federal	2,508	—	51	2,559

Tax-Free Money Market	4,044	4	121	4,169

   Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.
   Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.

   At December 31, 2006, the amounts owed to GSAM and its affiliates were as follows (in thousands):

				Affiliated
	Manage-	Over	Transfer	Dealers
	ment	Reimburse-	Agent	Service
Fund	Fees	ment	Fees	Fees	Total

Prime Obligations	$3,705	$—	$359	$1	$4,065

Money Market	2,116	—	205	1	2,322

Treasury Obligations	995	—	85	—	1,080

Treasury Instruments	506	—	43	—	549

Government	653	12	63	—	728

Federal	1,429	—	122	—	1,551

Tax-Free Money Market	977	3	95	3	1,078

4. Select, Preferred, Capital, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.
5. Line of Credit Facility
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended December 31, 2006, the Funds did not have any borrowings under this facility.
6. Portfolio Concentrations
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
7. Other Matters
Exemptive Orders—Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.
Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2006

also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the ”Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, the plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation.
   Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
New Accounting Pronouncements—On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006 the Securities and Exchange Commission delayed the implementation of this ruling such that it must be incorporated no later than June 30, 2007. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
   On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements, however, additional disclosures will be required.
Mergers and Reorganizations—At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved the Reorganization Agreement providing for the tax-free acquisition of the Expedition Money Market and Tax-Free Money Market Funds into the Goldman Sachs Financial Square Prime Obligations and Tax-Free Money Market Funds. The acquisition was completed on February 28, 2005 as of the close of business February 25, 2005.
   Pursuant to the Agreement, the assets and liabilities of the Expedition Money Market and Tax-Free Money Market Funds’ (“Acquired Funds”) Institutional Class and Investment Services Class were transferred into the Goldman Sachs Financial Square Prime Obligations and Financial Square Tax-Free Money Market Funds’ (“Survivors”) FST Administration Class and FST Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	February 25,
Survivor/Acquired Fund	Issued	Shares	2005

Financial Square Prime Obligations FST Administration Class/
Expedition Money Market Institutional Class	27,956,937	$27,956,937	27,956,937

Financial Square Prime Obligations FST Service Class/
Expedition Money Market Investment Services Class	143,924,508	$143,924,508	143,924,508

Financial Square Tax-Free Money Market FST Administration Class/
Expedition Tax-Free Money Market Institutional Class	5,198,906	$5,198,906	5,198,906

Financial Square Tax-Free Money Market FST Service Class/
Expedition Tax-Free Money Market Investment Services Class	70,176,189	$70,176,189	70,176,189

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) as well as the Acquired Fund’s Capital Loss Carryforward:

Survivor
	Survivor	Acquired		Fund’s
	Fund’s	Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	immediately
	before	before	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	Carryforward	acquisition

Financial Square Prime Obligations/
Expedition Money Market	$26,253,114,104	$171,881,446	$(6,236)	$26,424,995,550

Financial Square Tax-Free Money Market/
Expedition Tax-Free Money Market	$8,370,503,410	$75,375,094	$(15,407)	$8,445,878,504

   At a meeting held on December 14, 2005, the Board of Trustees approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisitions of the First Funds Cash Reserve Portfolio by the Goldman Sachs Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio by the Goldman Sachs Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio by the Goldman Sachs Financial Square Tax-Free Money Market Fund. The trustees approved certain amendments to the Agreement on April 7, 2006. The acquisitions were completed on June 5, 2006.
   Pursuant to the Agreement, the assets and liabilities of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and the First Funds Municipal Money Market Portfolio (“Acquired Funds”) Institutional Class and Class C were transferred into the Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Government and Goldman Sachs Financial Square Tax-Free Money Market Funds’ (“Survivor Funds”).

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2006

FST Class and FST Administration Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	June 5,
Survivor/Acquired Fund	Issued	Shares	2006

Financial Square Money Market FST Class/
First Funds Cash Reserve Institutional Class	29,951,814	$29,951,814	29,951,814

Financial Square Money Market FST Administration Class/
First Funds Cash Reserve Class C	42,068,532	$42,068,532	42,068,532

Financial Square Government FST Class/
First Funds U.S. Government Money Market Institutional Class	118,595,969	$118,595,969	118,595,969

Financial Square Government FST Administration Class/
First Funds U.S. Government Money Market Class C	9,886,755	$9,886,755	9,886,755

Financial Square Tax-Free Money Market FST Class/
First Funds Municipal Money Market Institutional Class	48,831,245	$48,831,245	48,831,245

Financial Square Tax-Free Money Market FST Administration Class/
First Funds Municipal Money Market Class C	6,993,410	$6,993,410	6,993,410

   The following chart shows the Survivor Funds’ and Acquired Funds’ aggregate net assets (immediately before and after the completion of the acquisition) as well as the Acquired Fund’s Capital Loss Carryforwards:

		Acquired		Survivor Fund’s
	Survivor Fund’s	Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Immediately
Survivor/	before	before	Capital Loss	after
Acquired Fund	acquisition	acquisition	Carryforward	acquisition

Financial Square Money Market/
First Funds Cash Reserve	$13,476,835,558	$72,020,346	$11,771	$13,548,855,904

Financial Square Government/
First Funds U.S. Government Money Market	$4,350,998,480	$128,482,724	$11,474	$4,479,481,204

Financial Square Tax-Free/
First Funds Municipal Money Market	$7,516,749,991	$55,824,655	$4,088	$7,572,574,646

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2006

8. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

FST Shares:
Shares sold	170,612,831,603	157,063,447,458
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	361,123,897	199,211,834
Shares repurchased	(171,679,544,733)	(154,400,316,414)

	(705,589,233)	2,862,342,878

FST Select Shares:
Shares sold	2,622,537,919	1,435,438,517
Reinvestment of dividends and distributions	7,263,449	2,177,740
Shares repurchased	(2,438,015,801)	(1,419,360,511)

	191,785,567	18,255,746

FST Preferred Shares:
Shares sold	14,291,461,219	15,342,268,656
Reinvestment of dividends and distributions	49,447,374	28,142,465
Shares repurchased	(14,325,501,029)	(15,026,137,016)

	15,407,564	344,274,105

FST Capital Shares:
Shares sold	6,073,945,225	4,853,150,391
Reinvestment of dividends and distributions	11,916,555	3,448,578
Shares repurchased	(5,976,409,125)	(4,619,548,204)

	109,452,655	237,050,765

FST Administration Shares:
Shares sold	23,817,166,145	19,567,023,322
Shares issued in connection with the merger	—	27,956,938
Reinvestment of dividends and distributions	34,422,826	17,183,428
Shares repurchased	(22,662,620,796)	(18,956,354,397)

	1,188,968,175	655,809,291

FST Service Shares:
Shares sold	12,460,062,537	10,140,419,918
Shares issued in connection with the merger	—	143,924,508
Reinvestment of dividends and distributions	24,762,614	12,735,799
Shares repurchased	(12,180,054,014)	(10,033,813,500)

	304,771,137	263,266,725

Net increase in shares	1,104,795,865	4,380,999,510

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the For the		For the	For the	For the	For the
Year Ended Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 December 31, 2005		December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

68,561,639,792	57,236,841,238	17,516,997,455	12,912,169,184	10,153,093,298	8,453,645,175
29,951,814	—	—	—	—	—
318,700,601	181,107,683	35,939,641	23,582,277	22,035,732	12,354,290
(65,190,211,686)	(56,435,686,090)	(17,330,154,873)	(13,565,322,237)	(9,468,444,910)	(8,663,516,194)

3,720,080,521	982,262,831	222,782,223	(629,570,776)	706,684,120	(197,516,729)

1,072,742,598	865,927,855	260,571,000	52,100,000	33,390,476	—
5,181,699	2,345,136	30,599	2,432	597,413	1,819
(1,091,969,604)	(851,011,694)	(260,600,763)	(52,101,454)	(455,130)	—

(14,045,307)	17,261,297	836	978	33,532,759	1,819

703,052,729	1,541,410,000	1,966,462,034	2,373,340,541	84,181,680	235,480,935
3,915,697	2,980,707	307,370	1,748,345	152,924	745,275
(705,779,023)	(1,518,187,931)	(1,859,866,571)	(2,199,459,785)	(56,636,983)	(475,368,648)

1,189,403	26,202,776	106,902,833	175,629,101	27,697,621	(239,142,438)

60,771,898	83,896,238	98,903,970	8,873,759	252,341,426	129,478,287
1,037,940	689,502	70,607	43,668	450,179	424,033
(84,389,381)	(61,974,449)	(10,003,326)	(8,029,210)	(241,314,019)	(140,470,180)

(22,579,543)	22,611,291	88,971,251	888,217	11,477,586	(10,567,860)

4,408,180,593	5,553,217,119	13,506,141,815	13,950,961,904	4,882,502,145	2,850,980,173
42,068,532	—	—	—	—	—
19,809,694	11,197,170	7,350,111	3,528,576	2,235,411	1,322,847
(4,463,395,378)	(5,580,777,413)	(13,016,838,197)	(13,679,410,592)	(4,553,267,958)	(2,551,250,593)

6,663,441	(16,363,124)	496,653,729	275,079,888	331,469,598	301,052,427

1,046,097,210	822,524,481	6,958,366,004	5,175,798,048	1,437,383,045	1,375,828,485
—	—	—	—	—	—
10,892,577	4,857,697	42,657,571	15,093,656	2,847,180	1,283,781
(912,057,547)	(771,835,389)	(6,215,695,065)	(4,831,054,930)	(1,490,498,066)	(1,209,172,834)

144,932,240	55,546,789	785,328,510	359,836,774	(50,267,841)	167,939,432

3,836,240,755	1,087,521,860	1,700,639,382	181,864,182	1,060,593,843	21,766,651

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2006

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Government Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

FST Shares:
Shares sold	22,345,461,625	17,318,410,644
Shares issued in connection with the merger	118,595,969	—
Reinvestment of dividends and distributions	54,600,265	30,282,268
Shares repurchased	(22,116,289,005)	(17,020,352,807)

	402,368,854	328,340,105

FST Select Shares:
Shares sold	142,020,852	1,119,760,710
Reinvestment of dividends and distributions	4,007,757	3,479,883
Shares repurchased	(139,299,857)	(1,189,859,309)

	6,728,752	(66,618,716)

FST Preferred Shares:
Shares sold	2,004,998,495	4,056,172,276
Reinvestment of dividends and distributions	8,380,818	5,280,127
Shares repurchased	(2,035,007,637)	(4,286,138,177)

	(21,628,324)	(224,685,774)

FST Capital Shares:
Shares sold	5,735,982,157	4,449,737,756
Reinvestment of dividends and distributions	4,809,218	2,519,509
Shares repurchased	(5,700,998,295)	(4,434,236,808)

	39,793,080	18,020,457

FST Administration Shares:
Shares sold	7,890,011,432	6,335,024,419
Shares issued in connection with the merger	9,886,755	—
Reinvestment of dividends and distributions	14,166,748	8,314,818
Shares repurchased	(7,926,156,728)	(6,253,080,766)

	(12,091,793)	90,258,471

FST Service Shares:
Shares sold	1,999,370,162	1,794,467,370
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	5,898,342	2,992,153
Shares repurchased	(1,923,846,316)	(1,794,680,022)

	81,422,188	2,779,501

Net increase (decrease) in shares	496,592,757	148,094,044

Federal Fund		Tax-Free Money Market Fund

For the For the		For the	For the
Year Ended Year Ended		Year Ended	Year Ended
December 31, 2006 December 31, 2005		December 31, 2006	December 31, 2005

21,411,144,577	28,962,830,488	53,347,512,139	47,630,280,552
—	—	48,831,245	—
275,274,755	149,869,796	170,756,215	119,047,602
(20,676,244,293)	(28,893,740,026)	(54,871,412,677)	(48,227,694,121)

1,010,175,039	218,960,258	(1,304,313,078)	(478,365,967)

—	—	434,748,775	484,584,075
70	93	2,240,088	1,089,761
(2,019)	—	(511,511,241)	(470,381,030)

(1,949)	93	(74,522,378)	15,292,806

255,600,161	369,463,097	998,974,012	770,084,677
5,471,096	1,992,388	712,666	493,245
(271,145,171)	(270,161,865)	(916,250,803)	(713,604,762)

(10,073,914)	101,293,620	83,435,875	56,973,160

—	—	8,104,326,858	4,116,468,182
167,758	106,731	3,710,427	914,929
(327,000)	(157,000)	(7,905,726,404)	(3,929,080,970)

(159,242)	(50,269)	202,310,881	188,302,141

2,733,101,088	3,676,957,392	1,774,160,173	1,548,196,353
—	—	6,993,410	5,198,905
15,528,545	5,087,653	2,174,265	879,738
(2,690,661,555)	(3,664,196,666)	(1,809,220,902)	(1,551,154,404)

57,968,078	17,848,379	(25,893,054)	3,120,592

4,487,684,222	4,503,610,487	848,382,095	862,491,961
—	—	—	70,176,189
11,644,879	5,997,586	1,059,290	609,251
(4,329,064,318)	(4,385,363,228)	(841,954,466)	(854,228,587)

170,264,783	124,244,845	7,486,919	79,048,814

1,228,172,795	462,296,926	(1,111,494,835)	(135,628,454)

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Prime Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to	end of	Total	year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.049	$(0.049)	$1.00	4.99%	$18,138,487	0.18%	4.88%	0.23%	4.83%
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	290,680	0.21	4.94	0.26	4.89
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	1,772,244	0.28	4.79	0.33	4.74
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.83	588,310	0.33	4.78	0.38	4.73
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	4,610,331	0.43	4.64	0.48	4.59
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	1,679,837	0.68	4.41	0.73	4.36

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18	3.10	0.22	3.06
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21	3.08	0.25	3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33	3.03	0.37	2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68	2.64	0.72	2.60

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21	1.18	0.25	1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33	1.07	0.37	1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21	1.06	0.25	1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33	0.94	0.37	0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43	0.80	0.47	0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68	0.56	0.72	0.52

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18	1.74	0.22	1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21	1.70	0.25	1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28	1.60	0.32	1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33 (c)	1.29 (c)	0.37 (c)	1.25 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43	1.48	0.47	1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68	1.24	0.72	1.20

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to	end of	Total	year	average net	average net	average net	average net
Year— Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.049	$(0.049)	$1.00	4.99%	$13,911,751	0.18%	4.92%	0.23%	4.87%
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21	4.87	0.26	4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28	4.80	0.33	4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33	4.69	0.38	4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43	4.65	0.48	4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68	4.42	0.73	4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18	3.07	0.22	3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21	3.03	0.25	2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28	2.93	0.32	2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33	3.12	0.37	3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43	2.85	0.47	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68	2.62	0.72	2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21	1.03	0.25	0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28	0.98	0.32	0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33	0.85	0.37	0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43	0.81	0.47	0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68	0.57	0.72	0.53

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18	1.76	0.22	1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21	1.81	0.25	1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28	1.62	0.32	1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33 (c)	1.73 (c)	0.37 (c)	1.69 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43	1.50	0.47	1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68	1.24	0.72	1.20

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Treasury Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.048	$(0.048)	$1.00	4.86%	$1,855,829	0.20%	4.79%	0.24%	4.75%
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23	4.75	0.27	4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30	4.69	0.34	4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35	4.79	0.39	4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45	4.55	0.49	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70	4.31	0.74	4.27

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20	3.00	0.23	2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23	3.83	0.26	3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30	2.97	0.33	2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35	2.73	0.38	2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70	2.55	0.73	2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20	0.92	0.22	0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23	0.88	0.25	0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30	0.82	0.32	0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35	0.72	0.37	0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45	0.67	0.47	0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70	0.44	0.72	0.42

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20	1.58	0.22	1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23	1.53	0.25	1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30	1.44	0.32	1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.38 (c)	0.37 (c)	1.36 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45	1.31	0.47	1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70	1.06	0.72	1.04

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Treasury Instruments Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.046	$(0.046)	$1.00	4.66%	$1,907,998	0.20%	4.60%	0.24%	4.56%
2006-FST Select Shares	1.00	0.045	(0.045)	1.00	4.63	33,599	0.23	4.82	0.27	4.78
2006-FST Preferred Shares	1.00	0.045	(0.045)	1.00	4.55	161,504	0.30	4.48	0.34	4.44
2006-FST Capital Shares	1.00	0.044	(0.044)	1.00	4.50	17,946	0.35	4.45	0.39	4.41
2006-FST Administration Shares	1.00	0.043	(0.043)	1.00	4.40	869,388	0.45	4.37	0.49	4.33
2006-FST Service Shares	1.00	0.041	(0.041)	1.00	4.14	218,354	0.70	4.05	0.74	4.01

2005-FST Shares	1.00	0.028	(0.028)	1.00	2.84	1,201,313	0.20	2.78	0.24	2.74
2005-FST Select Shares	1.00	0.028	(0.028)	1.00	2.81	67	0.23	2.78	0.27	2.74
2005-FST Preferred Shares	1.00	0.027	(0.027)	1.00	2.74	133,806	0.30	3.07	0.34	3.03
2005-FST Capital Shares	1.00	0.027	(0.027)	1.00	2.69	6,468	0.35	2.58	0.39	2.54
2005-FST Administration Shares	1.00	0.026	(0.026)	1.00	2.58	537,912	0.45	2.67	0.49	2.63
2005-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	268,622	0.70	2.44	0.74	2.40

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70	0.54	0.74	0.50

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20	0.84	0.25	0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23	0.83	0.28	0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30	0.77	0.35	0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35	0.70	0.40	0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45	0.59	0.50	0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70	0.33	0.75	0.28

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20	1.47	0.25	1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23	1.76	0.28	1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30	1.39	0.35	1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35 (c)	1.09 (c)	0.40 (c)	1.04 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45	1.14	0.50	1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70	0.98	0.75	0.93

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Government Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.049	$(0.049)	$1.00	4.95%	$3,117,679	0.18%	4.89%	0.24%	4.83%
2006-FST Select Shares	1.00	0.048	(0.048)	1.00	4.92	82,500	0.21	4.83	0.27	4.77
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.85	384,397	0.28	4.74	0.34	4.68
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.80	153,254	0.33	4.71	0.39	4.65
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.43	374,543	0.68	4.38	0.74	4.32

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21	2.87	0.26	2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28	2.91	0.33	2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33	2.99	0.38	2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68	2.58	0.73	2.53

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68	0.72	0.72	0.68

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18	1.05	0.22	1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21	1.02	0.25	0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33	0.87	0.37	0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43	0.78	0.47	0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68	0.54	0.72	0.50

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18	1.68	0.22	1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21	1.60	0.25	1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28	1.58	0.32	1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33 (c)	1.18 (c)	0.37 (c)	1.14 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43	1.40	0.47	1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68	1.19	0.72	1.15

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Federal Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.048	$(0.048)	$1.00	4.87%	$8,565,756	0.20%	4.77%	0.23%	4.74%
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23	4.60	0.26	4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30	4.66	0.33	4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35	4.62	0.38	4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45	4.54	0.48	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70	4.27	0.73	4.24

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20	3.02	0.22	3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21	2.99	0.23	2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30	3.15	0.32	3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35	2.84	0.37	2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45	2.78	0.47	2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70	2.56	0.72	2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20	0.99	0.22	0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23	0.95	0.25	0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30	0.87	0.32	0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35	0.77	0.37	0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45	0.75	0.47	0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70	0.49	0.72	0.47

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20	1.64	0.22	1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23	1.23	0.25	1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30	1.54	0.32	1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.43 (c)	0.37 (c)	1.41 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45	1.39	0.47	1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70	1.14	0.72	1.12

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Tax-Free Money Market Fund

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset				Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions		value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to		end of	Total	year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	shareholders		year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2006-FST Shares	$1.00	$0.033	$(0.033	)(e)	$1.00	3.32%	$6,243,612	0.18%	3.25%	0.23%	3.20%
2006-FST Select Shares	1.00	0.032	(0.032	)(e)	1.00	3.29	101,244	0.21	3.21	0.26	3.16
2006-FST Preferred Shares	1.00	0.032	(0.032	)(e)	1.00	3.22	326,624	0.28	3.19	0.33	3.14
2006-FST Capital Shares	1.00	0.031	(0.031	)(e)	1.00	3.17	423,215	0.33	3.12	0.38	3.07
2006-FST Administration Shares	1.00	0.030	(0.030	)(e)	1.00	3.07	323,201	0.43	3.01	0.48	2.96
2006-FST Service Shares	1.00	0.028	(0.028	)(e)	1.00	2.81	172,468	0.68	2.77	0.73	2.72

2005-FST Shares	1.00	0.022	(0.022)		1.00	2.26	7,547,716	0.18	2.23	0.22	2.19
2005-FST Select Shares	1.00	0.022	(0.022)		1.00	2.23	175,764	0.21	2.20	0.25	2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)		1.00	2.16	243,181	0.28	2.16	0.32	2.12
2005-FST Capital Shares	1.00	0.021	(0.021)		1.00	2.11	220,902	0.33	2.24	0.37	2.20
2005-FST Administration Shares	1.00	0.020	(0.020)		1.00	2.01	349,087	0.43	1.98	0.47	1.94
2005-FST Service Shares	1.00	0.017	(0.017)		1.00	1.75	164,979	0.68	1.79	0.72	1.75

2004-FST Shares	1.00	0.010	(0.010)		1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
2004-FST Select Shares	1.00	0.010	(0.010)		1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)		1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital Shares	1.00	0.009	(0.009)		1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration Shares	1.00	0.008	(0.008)		1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service Shares	1.00	0.005	(0.005)		1.00	0.54	85,930	0.68	0.58	0.72	0.54

2003-FST Shares	1.00	0.009	(0.009)		1.00	0.89	7,052,124	0.18	0.87	0.22	0.83
2003-FST Select Shares	1.00	0.009	(0.009)		1.00	0.86	75,811	0.21	0.85	0.25	0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)		1.00	0.79	204,104	0.28	0.79	0.32	0.75
2003-FST Capital Shares	1.00	0.007	(0.007)		1.00	0.74	2,784	0.33	0.75	0.37	0.71
2003-FST Administration Shares	1.00	0.006	(0.006)		1.00	0.64	273,661	0.43	0.61	0.47	0.57
2003-FST Service Shares	1.00	0.004	(0.004)		1.00	0.39	60,412	0.68	0.38	0.72	0.34

2002-FST Shares	1.00	0.01	(0.01)		1.00	1.30	4,537,375	0.18	1.29	0.22	1.25
2002-FST Select Shares	1.00	0.01	(0.01)		1.00	1.27	30	0.21	1.28	0.25	1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)		1.00	1.20	177,825	0.28	1.20	0.32	1.16
2002-FST Capital Shares (commenced August 12)	1.00	— (d)	—	(d)	1.00	0.44	7,222	0.33 (c)	0.94 (c)	0.37 (c)	0.90 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)		1.00	1.05	206,792	0.43	1.04	0.47	1.00
2002-FST Service Shares	1.00	0.01	(0.01)		1.00	0.80	69,204	0.68	0.79	0.72	0.75

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Amount includes $0.00004 of distribution from net realized gains.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of Financial Square Funds:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), portfolios of the Goldman Sachs Trust, at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2006, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2007

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2006
          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees (with respect to FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, if any); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund				Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*

FST Shares
Actual	$1,000.00	$1,026.40		$0.93	$1,000.00	$1,026.40		$0.93	$1,000.00	$1,025.80		$1.04	$1,000.00	$1,024.70		$1.04
Hypothetical 5% return	1,000.00	1,024.29	+	0.92	1,000.00	1,024.29	+	0.93	1,000.00	1,024.18	+	1.04	1,000.00	1,024.18	+	1.04

FST Select Shares
Actual	1,000.00	1,026.20		1.08	1,000.00	1,026.20		1.08	1,000.00	1,025.60		1.19	1,000.00	1,024.50		1.19
Hypothetical 5% return	1,000.00	1,024.14	+	1.08	1,000.00	1,024.14	+	1.08	1,000.00	1,024.03	+	1.19	1,000.00	1,024.03	+	1.19

FST Preferred Shares
Actual	1,000.00	1,025.80		1.44	1,000.00	1,025.90		1.44	1,000.00	1,025.30		1.55	1,000.00	1,024.10		1.55
Hypothetical 5% return	1,000.00	1,023.79	+	1.43	1,000.00	1,023.78	+	1.44	1,000.00	1,023.67	+	1.55	1,000.00	1,023.67	+	1.55

FST Capital
Actual	1,000.00	1,025.60		1.69	1,000.00	1,025.60		1.69	1,000.00	1,025.00		1.81	1,000.00	1,023.90		1.79
Hypothetical 5% return	1,000.00	1,023.54	+	1.69	1,000.00	1,023.53	+	1.69	1,000.00	1,023.42	+	1.81	1,000.00	1,023.44	+	1.79

FST Administration
Actual	1,000.00	1,025.10		2.20	1,000.00	1,025.10		2.20	1,000.00	1,024.50		2.32	1,000.00	1,023.40		2.31
Hypothetical 5% return	1,000.00	1,023.03	+	2.20	1,000.00	1,023.03	+	2.20	1,000.00	1,022.92	+	2.31	1,000.00	1,022.92	+	2.31

FST Service
Actual	1,000.00	1,023.80		3.47	1,000.00	1,023.80		3.48	1,000.00	1,023.20		3.59	1,000.00	1,022.10		3.55
Hypothetical 5% return	1,000.00	1,021.77	+	3.47	1,000.00	1,021.77	+	3.48	1,000.00	1,021.66	+	3.59	1,000.00	1,021.69	+	3.55

	Government Fund				Federal Fund				Tax-Free Money Market Fund

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*

FST Shares
Actual	$1,000.00	$1,026.20		$0.94	$1,000.00	$1,025.70		$1.03	$1,000.00	$1,017.40		$0.93
Hypothetical 5% return	1,000.00	1,024.28	+	0.94	1,000.00	1,024.18	+	1.03	1,000.00	1,024.28	+	0.94

FST Select Shares
Actual	1,000.00	1,026.00		1.09	1,000.00	1,025.60		1.16	1,000.00	1,017.20		1.09
Hypothetical 5% return	1,000.00	1,024.13	+	1.09	1,000.00	1,024.06	+	1.16	1,000.00	1,024.13	+	1.09

FST Preferred Shares
Actual	1,000.00	1,025.70		1.45	1,000.00	1,025.20		1.54	1,000.00	1,016.90		1.44
Hypothetical 5% return	1,000.00	1,023.77	+	1.45	1,000.00	1,023.68	+	1.54	1,000.00	1,023.78	+	1.45

FST Capital
Actual	1,000.00	1,025.40		1.70	1,000.00	1,025.00		1.80	1,000.00	1,016.60		1.69
Hypothetical 5% return	1,000.00	1,023.52	+	1.70	1,000.00	1,023.43	+	1.80	1,000.00	1,023.52	+	1.70

FST Administration
Actual	1,000.00	1,024.90		2.21	1,000.00	1,024.50		2.31	1,000.00	1,016.10		2.20
Hypothetical 5% return	1,000.00	1,023.02	+	2.21	1,000.00	1,022.92	+	2.31	1,000.00	1,023.02	+	2.21

FST Service
Actual	1,000.00	1,023.60		3.49	1,000.00	1,023.20		3.58	1,000.00	1,014.80		3.47
Hypothetical 5% return	1,000.00	1,021.76	+	3.49	1,000.00	1,021.66	+	3.58	1,000.00	1,021.76	+	3.48

*	Expenses for each share class are calculated using the fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2006. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.33	0.43	0.68
Federal	0.20	0.23	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 64	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President— Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004); Trustee of the Walnut Street Theater (1992-2004 and 2006-Present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors — III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

John P. Coblentz, Jr. Age: 65	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Director, Emerging Markets Group, Ltd (2004-2006); Director, Elderhostel, Inc. (2006-present) Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Patrick T. Harker Age: 48	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Mary P. McPherson Age: 71	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977- Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); Director, American School of Classical Studies in Athens (1997-Present); and Trustee, Emeriti Retirement Health Solutions (post-retirement medical insurance program for non-profit institutions) (Since 2005).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Trustees and Officers (Unaudited)
Independent Trustees (continued)

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Richard P. Strubel Age: 67	Trustee	Since 1987	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	Gildan Activewear Inc. (clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the internet); Northern Mutual Fund Complex (58 Portfolios).

Interested Trustees

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 57	Trustee	Since 1990	Advisory Director — GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994- May 1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

*	Mr. Shuch is considered to be an “Interested Trustee” because he held positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2006, the Trust consisted of 65 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 45	President	Since 2002	Managing Director, Goldman Sachs (1997-Present).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies) (August 2001-December 2007).

President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

Trustee — Gettysburg College.

James A. Fitzpatrick 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 46	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 44	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 42	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 37	Secretary	Since 2006	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President Goldman Sachs (1999-2006); Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Financial Square Funds — Tax Information (Unaudited)

During the year ended December 31, 2006, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Tax-Free Money Market Fund designates $68,881 as capital gain dividends paid during its year ended December 31, 2006.

During the year ended December 31, 2006, 100% of the distributions paid by the Financial Square Government, Financial Square Treasury Obligations, Financial Square Federal and Financial Square Treasury Instruments Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2006 Goldman, Sachs & Co. All rights reserved. 07-362/159.9K / 02-07

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Richard P. Strubel

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/AR 12/06	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2006	2005	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,071,400	$762,000	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$848,750	$427,000	Financial statement audits

Audit-Related Fees:

• PwC	$195,000	$234,400	Other attest services

• E&Y	$0	$0

Tax Fees:

• PwC	$281,400	$176,800	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$107,400	$84,850	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

All Other Fees:

• PwC	$0	$0

• E&Y	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2006	2005	Description of Services Rendered
Audit Fees:

• E&Y	$94,130	$18,325	Audit fees borne by the funds’ adviser

Audit-Related Fees:

• PwC	$937,000	$683,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• PwC	$10,000	$0	Audit related time borne by the funds’ adviser

• E&Y	$0	$0

Tax Fees:

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees:

• PwC	$125,500	$0	Review of fund reorganization documents.

• E&Y	$70,000	$309,782	Review of fund merger documents (2006). Assistance in developing and executing testing plans for the compliance policies and procedures for Goldman Sachs Asset Management, L.P. and Goldman Sachs Mutual Funds (2005).

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended December 31, 2006 and December 31, 2005 were approximately $476,400 and $411,200 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 25, 2006 and November 26, 2005 were approximately $5.9 million and $5.2 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended December 31, 2006 and December 31, 2005 were approximately $107,400 and $84,850, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2006 and December 31, 2005 were approximately $55.9  million and $49.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 9, 2007